As filed with the Securities and Exchange Commission on May 1, 1997

                                                      Registration Nos. 811-8288
                                                                        33-74092

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                           Pre-Effective Amendment No.
                        Post-Effective Amendment No. 4                     [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 4                            [X]

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E
                           (Exact Name of Registrant)

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                               (Name of Depositor)

                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032
              (Address of Depositor's Principal Executive Offices)

                                 (800) 888-4918
               (Depositor's Telephone Number, including Area Code)

                              Karl W. Kindig, Esq.
                    Great American Reserve Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Michael Berenson, Esq.
                       Jorden Burt Berenson & Johnson LLP
                                 Suite 400 East
                       1025 Thomas Jefferson Street, N.W.
                           Washington, D.C. 20007-0805

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):

[X]  immediately  upon filing pursuant to paragraph (b) of Rule
     485
[ ]  on May 1, 1997  pursuant to paragraph  (b) of Rule 485
[ ]  60 days  after  filing  pursuant  to  paragraph  (a) (1) of Rule 485
[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a) (2) of Rule 485
[ ]  on [date] pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to the provisions of Rule 24f-2(a)(1) under the Investment Company Act of 1940, Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933 and filed a Rule 24f-2 notice for its recent fiscal year on February 28, 1997.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933

Form N-4
Item No.                                    PART A - Prospectus Caption
--------                                             ------------------
 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Condensed Financial Information

 5.    General Description of Registrant,...........       Great American Reserve, Variable Account, and
       Depositor and Portfolio Companies                   Investment Options

 6.    Deductions and Expense.......................       Contract Charges

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts

 8.    Annuity Period ..............................       The Contracts
                                                           Section B. Settlement Provisions

 9.    Death Benefit................................       The Contracts
                                                           Section B.  Settlement Provisions:  Death Benefit on or
                                                           After Maturity Date

10.    Purchase and Contract Values.................       Great American Reserve, Variable Account, and
                                                           Investment Options
                                                           The Contracts
                                                           Section A. Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Settlement Provisions

12.    Taxes........................................       Federal Tax Matters

13.    Legal Proceedings............................       Not Applicable

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information

Form N-4
Item No.
--------

                                                  PART B - Statement of Additional Information
                                                           -----------------------------------
15.    Cover Page...................................       Statement of Additional Information
                                                           Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Total Return Quotations, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

                                     PART A

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
                 11815 N. PENNSYLVANIA STREET, CARMEL, IN 46032
                                 (317) 817-3700

     The Individual and Group Flexible Purchase Payment Variable Deferred Annuity Contracts (the "Contracts") described by this Prospectus are offered by Great American Reserve Insurance Company ("Great American Reserve"). The Contracts are designed for use in retirement planning. Purchase Payments received with respect to the Contracts (subject to certain deductions) are deposited by Great American Reserve in the separate investment account entitled Great American Reserve Variable Annuity Account E (the "Variable Account") for further investment or in the general account of Great American Reserve.


     The Variable  Account is a unit  investment  trust  separate  account.  The
Variable Account consists of 30 sub-accounts ("Sub-accounts"), each of which invests in shares of the eligible open-end management investment companies ("Funds"). The Sub-accounts invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds.

SEVEN OF THESE FUNDS, INCLUDING THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. INTERNATIONAL AND VALUE FUNDS; THE BERGER/BIAM IPT - INTERNATIONAL FUND; THE NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND AND PARTNERS PORTFOLIOS; THE STRONG SPECIAL FUND II; AND THE STRONG VARIABLE INSURANCE FUNDS, INC. GROWTH FUND II, WILL BE AVAILABLE ON MAY 1, 1997. The availability of such Funds may be delayed beyond May 1, 1997, pending receipt of state approvals. Before investing in any of the Sub-accounts, carefully review the prospectuses of the eligible Funds.

     This Prospectus contains information regarding the Contracts which investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, incorporated herein by reference and dated May 1, 1997, has been filed with the Securities and Exchange Commission ("SEC"). Investors can obtain a free copy by contacting Great American Reserve at the address or telephone number given above. The Table of Contents of the Statement of Additional Information appears in this Prospectus on page 33.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                            Page
Definitions....................................................................4
Summary........................................................................5
Condensed Financial Information...............................................11
Great American Reserve, Variable Account,
and the Investment Options
  A. Great American Reserve...................................................14
  B. Variable Account.........................................................14
  C. Investment Options.......................................................15
Voting Rights.................................................................17
The Contracts
  A.  Accumulation Provisions
      PURCHASE PAYMENTS.......................................................18
      ALLOCATION OF PURCHASE PAYMENTS.........................................18
      ACCUMULATION UNITS......................................................18
      VALUE OF AN INDIVIDUAL ACCOUNT..........................................18
      NET INVESTMENT FACTOR FOR EACH
      VALUATION PERIOD........................................................19
      INFORMATION ON THE FIXED ACCOUNT........................................19
      TRANSFER AMONG INVESTMENT OPTIONS.......................................20
      DOLLAR COST AVERAGING...................................................21
      REBALANCING.............................................................21
      SWEEPS..................................................................21
      WITHDRAWALS.............................................................21
      SYSTEMATIC WITHDRAWAL PLAN..............................................22
      CHECK WRITING...........................................................22
      LOANS...................................................................22
      CONTRACT CHARGES
         WITHDRAWAL CHARGE....................................................23
         ADMINISTRATIVE CHARGES...............................................24
         MORTALITY AND EXPENSE RISK
          CHARGE..............................................................24
         REDUCTION OR ELIMINATION
          OF CONTRACT CHARGES.................................................25
        PREMIUM TAXES.........................................................25
        OTHER CHARGES.........................................................25
  DEATH BENEFIT BEFORE MATURITY DATE..........................................25
  OPTIONS UPON TERMINATION OF
   PARTICIPATION IN THE PLAN
  (FOR GROUP CONTRACTS ONLY)..................................................25
      RESTRICTIONS UNDER OPTIONAL
         RETIREMENT PROGRAMS..................................................26
      RESTRICTIONS UNDER SECTION 403(B)
         PLANS................................................................26
  B.  Settlement Provisions
      OPTIONAL ANNUITY PERIOD ELECTIONS.......................................26
      ANNUITY OPTIONS.........................................................27
      PROCEEDS APPLIED TO ANNUITY OPTION......................................28
      DETERMINATION OF AMOUNT OF THE FIRST
         MONTHLY VARIABLE ANNUITY PAYMENT.....................................28
      VALUE OF AN ANNUITY UNIT................................................28
      AMOUNTS OF SUBSEQUENT MONTHLY
         VARIABLE ANNUITY PAYMENTS............................................29
      TRANSFERS AFTER MATURITY DATE...........................................29
      DEATH BENEFIT ON OR AFTER
        MATURITY DATE.........................................................30
  C.  Other Contract Provisions
      TEN-DAY RIGHT TO REVIEW.................................................30
      OWNERSHIP...............................................................30
      MODIFICATION............................................................30
      COMPANY APPROVAL........................................................30
Federal Tax Matters
  A.  General.................................................................31
  B.  Status of Contracts.....................................................31
       NON-QUALIFIED CONTRACTS................................................32
       QUALIFIED CONTRACTS....................................................33
  C.  Taxation of Distributions...............................................34
  D.  Other Considerations....................................................35
General Matters
  PERFORMANCE INFORMATION.....................................................36
  DISTRIBUTION OF CONTRACTS...................................................36
  CONTRACT OWNER INQUIRIES....................................................36
  LEGAL PROCEEDINGS...........................................................36
  OTHER INFORMATION...........................................................36
Table of Contents of the Statement of
  Additional Information......................................................36

--------------------------------------------------------------------------------

DEFINITIONS

   ACCUMULATION UNIT: An accounting unit of measure used to calculate the values before the Maturity Date.

   ANNUITANT: The named individual who receives annuity payments.

   ANNUITY: A series of payments for life; or for life with a minimum number of payments certain; or for a certain period; or for a certain payment amount.

   ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

   CONTRACT VALUE: The total of your Individual Account values held under the Contract in each investment option of the Variable Account plus the Fixed Account.

   CONTRACT YEAR: A period of 12 months commencing with the effective date of your contract.

   FIXED ACCOUNT: The general account of Great American Reserve in which you may choose to allocate purchase payments and Contract Values. It provides guaranteed values and periodically adjusted interest rates. Great American Reserve: Great American Reserve Insurance Company. Also referred to as we or us.

   GREAT AMERICAN RESERVE: Great American Reserve Insurance Company. Also referred to as "we" or "us".

   INDIVIDUAL ACCOUNT: The record established by Great American Reserve which represents a Contract Owner's interest in an investment option prior to the Maturity Date.

   INVESTMENT OPTIONS: The investment choices available to Contract Owners.

   MATURITY DATE: The date on which annuity payments of the Contract begin.


   OWNER(S) OR CONTRACT OWNER(S): The person, persons (co-owner) or entity entitled to all of the ownership rights under the Contract. Also referred to as "you" or "yours".


   PARTICIPANT: (For group contracts only) Any eligible person participating in a plan and for whom an Individual Account is established under a Contract.

   PLAN: A voluntary program of an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: Premium payments made to Great American Reserve under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next day or to the same time on any day in which there are sufficient purchases or redemptions in Accumulation Units that the current net asset value of those units might be materially affected by changes in the value of the portfolio securities.

   VARIABLE ACCOUNT (GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E): A separate account established pursuant to the insurance laws of Texas. Assets attributable to the variable portions of contracts are segregated from other assets of Great American Reserve and are held in the Great American Reserve Variable Annuity Account E.

   VARIABLE ANNUITY: An annuity which provides retirement payments which vary in dollar amount with investment results.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

SUMMARY

     THE CONTRACTS. The Contracts offered by this Prospectus are tax-deferred flexible purchase payment individual or group variable annuity contracts. The Contracts provide for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and set forth under the caption "Information on the Fixed Account" this Prospectus describes only the variable portion of the Contracts.

     RETIREMENT   PLANS.   The  Contracts  may  be  issued  pursuant  to  either
non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code (the "Code"), such as individual retirement annuities ("IRAs"), pension and profit sharing plans, tax-sheltered annuities ("TSAs"), and state and local government deferred compensation plans (see "Qualified Contracts").

     PURCHASE PAYMENTS. The Contracts permit Purchase Payments to be made on a flexible purchase payment basis. For TSAs, the minimum initial payment and amount for each subsequent payment is $50 per month. For IRAs, the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50. For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month). Purchase Payments may be made at any time, except that if a Purchase Payment exceeds $500,000, it will be accepted only with the prior approval of Great American Reserve (see "Purchase Payments").


     INVESTMENT OPTIONS. Purchase Payments may be allocated among the 31 investment options available under the Contracts: 30 variable investment options and one fixed option. The 30 variable investment options consist of Sub-accounts which invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT
- Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and, the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds (see the accompanying prospectuses of the eligible Funds). The portion of the Contract Value in the Variable Account will reflect the investment performance of the investment options selected (see "Variable Account"). Purchase Payments may also be allocated to the Fixed Account (see "Information on the Fixed Account"). Subject to certain regulatory limitations, Great American Reserve may elect to add, subtract or substitute investment options.


     TRANSFERS. Prior to the Maturity Date, amounts may be transferred among the Variable Account investment options and from the Variable Account investment options to the Fixed Account investment option without charge. In addition, amounts may be transferred prior to the Maturity Date from the Fixed Account investment option to the Variable Account investment options, subject to a limit of 20 percent of the Fixed Account value per any six-month period (see "Information on the Fixed Account"). After the Maturity Date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Great American Reserve may impose certain additional limitations on transfers (see "Transfers Among Investment Options" and "Transfers After Maturity Date"). Transfer privileges may also be used under special services offered by Great American Reserve to dollar cost average an investment in the contract (see "Dollar Cost Averaging"), transfer earnings from the Fixed Account to another investment option (see "Sweeps"), or rebalance an investment option on a periodic basis (see "Rebalancing").

     WITHDRAWALS. Prior to the earlier of the Maturity Date or the death of the Annuitant, the Contract Owner may withdraw all or a portion of the Contract Value. The amount withdrawn from any Individual Account must be at least $250 or, if less, the entire balance of the Individual Account. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $500, the withdrawal request may be treated as a request to withdraw the entire Contract Value (see "Withdrawals"). A withdrawal charge and an administrative fee may be imposed (see "Withdrawal Charge"). A withdrawal may also be subject to a penalty tax (see "Federal Tax Matters"). Withdrawal privileges may also be exercised pursuant to Great American Reserves systematic withdrawal plan (see "Systematic Withdrawal Plan") and check writing privileges (see "Check Writing").

     LOANS. Your contract may contain a loan provision issued in connection with certain qualified plans. Owners of such contracts may be eligible to obtain loans using the contract as the only security for the loan (see "Loans").

--------------------------------------------------------------------------------

     DEATH BENEFIT BEFORE MATURITY DATE. Generally, if the Annuitant dies before the Maturity Date, Great American Reserve will pay to the beneficiary the minimum death benefit less any outstanding loans (see "Death Benefit Before Maturity Date").

     ANNUITY PAYMENTS. Great American Reserve offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the Maturity Date. The Contract Owner selects the Maturity Date, frequency of payment and annuity option (see "Settlement Provisions").

     TEN-DAY REVIEW. Within 10 days of receipt of a Contract, a Contract Owner may cancel the Contract by returning it to Great American Reserve (see "Ten-Day Right to Review").

     CHARGES AND DEDUCTIONS. The following table and examples are designed to assist Contract Owners in understanding the various expenses that Contract Owners bear directly and indirectly. The table reflects expenses of the Variable Account and the underlying Portfolios. The items listed under "Contract Owner Transaction Expenses" and "Variable Account Annual Expenses" are completely described in this Prospectus (see "Contract Charges"). The items listed under "Annual Fund Expenses After Reimbursement" are described in detail in the accompanying prospectuses of the eligible Funds to which reference should be made.

CONTRACT OWNER TRANSACTION EXPENSES (1)
   Sales Charge Imposed on Purchases........................................None
   Exchange Fee.............................................................None
   Surrender Fee............................................................None
   Deferred Sales Load (as a percentage
      of  purchase payments) (2)
           First and Second Year..............................................9%
           Third Year.........................................................8%
           Fourth Year........................................................7%
           Fifth Year.........................................................5%
           Sixth Year.........................................................3%
           Seventh Year or More...............................................0%
   Annual Administrative Fee (2).............................................$30

VARIABLE ACCOUNT ANNUAL EXPENSES (as a
   percentage of average account value)
     Mortality and Expense Risk Fees1........................................25%
     Administrative Charge.................................................0.15%
   Total Annual Expenses of Variable
      Account (2)..........................................................1.40%
==============================================================================


(1)Premium taxes are not shown. Any premium tax due will be deducted from Purchase Payments or from Individual Account values at the Maturity Date or at such other time as the tax becomes due. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

(2)Great American Reserve may reduce or eliminate the sales, administrative, or other expenses with certain contracts in cases when Great American Reserve expects to incur lower sales and administrative expenses or perform fewer services (see "Reduction or Elimination of Contract Charges"). Great American Reserve will waive the annual administrative fee if the Owners Individual Account value is $25,000 or greater.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES AFTER REIMBURSEMENT (1)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                        MANAGEMENT FEES         OTHER EXPENSES        TOTAL EXPENSES
====================================================================================================================================
CONSECO SERIES TRUST
      Asset Allocation Portfolio (2) ..................................            .55%                   .20%              .75%(3)
      Common Stock Portfolio (2).......................................            .60%                   .20%              .80%(3)
      Corporate Bond Portfolio ........................................            .50%                   .20%              .70%(3)
      Government Securities Portfolio .................................            .50%                   .20%              .70%(3)
      Money Market Portfolio (2).......................................            .25%                   .20%              .45%(3)
THE ALGER AMERICAN FUND
      Alger American Growth Portfolio .................................            .75%                   .04%              .85%
      Alger American Leveraged AllCap Portfolio .......................            .85%                   .24%(4)          1.56%
      Alger American MidCap Growth Portfolio ..........................            .80%                   .04%              .90%
      Alger American Small Capitalization Portfolio ...................            .85%                   .03%              .92%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC .............................
      International Fund ..............................................           1.50%                   .00%             1.50%
      Value Fund ......................................................           1.00%                   .00%             1.00%
BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund (5) .......................................            .00%                  1.00%             1.00%
      Berger IPT - Growth and Income Fund (5) .........................            .00%                  1.00%             1.00%
      Berger IPT - Small Company Growth Fund (5)  .....................            .00%                  1.15%             1.15%
      Berger/BIAM IPT - International Fund (6) ........................            .00%                  1.20%             1.20%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .....................            .75%                   .24%              .99%(7)
DREYFUS STOCK INDEX FUND ..............................................           .245%                  .155%              .40%(8)
FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II ..............................            .00%                   .80%              .80%(9)
      Federated International Equity Fund II ..........................            .00%                  1.25%             1.25%(9)
      Federated Utility Fund II .......................................            .00%                   .85%              .85%(9)
JANUS ASPEN SERIES
      Aggressive Growth Portfolio .....................................            .72%                   .04%             .76%(10)
      Growth Portfolio ................................................            .65%                   .04%             .69%(10)
      Worldwide Growth Portfolio ......................................            .66%                   .14%             .80%(10)
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (11)
      Limited Maturity Bond Portfolio .................................            .65%                   .13%              .78%
      Partners Portfolio ..............................................            .84%                   .11%              .95%
STRONG SPECIAL FUND II ................................................           1.00%                   .15%             1.15%
STRONG VARIABLE INSURANCE FUNDS, INC ..................................
      Growth Fund II ..................................................           1.00%                   .96%             1.96%
VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Hard Assets Fund formerly, Gold and Natural
            Resources Fund) ...........................................           1.00%                   .23%             1.23%
      Worldwide Bond Fund .............................................           1.00%                   .16%             1.16%
      Worldwide Emerging Markets Fund .................................           1.00%                   .50%             1.50%(12)
====================================================================================================================================

(1) The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against separate account assets or reductions from Contract Values. These Fund expenses are taken into consideration in computing each fund's net asset value, which is the share price used to calculate the Variable Account's unit value.

(2) Conseco Capital Management, Inc., since January 1, 1993, has voluntarily waived its Management Fees in excess of the annual rates set forth above. Absent such Fee waivers, the Management Fees would have totaled: 0.65 percent for Asset Allocation; 0.65 percent for Common Stock; and 0.50 percent for Money Market.

(3) Conseco Capital Management, Inc., the investment adviser of the Conseco Series Trust, has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, so long as such reimbursement would not result in a portfolio's inability to qualify as a regulated investment company under the Code: 0.75 percent for Asset Allocation; 0.80 percent for Common Stock; 0.70 percent for Corporate Bond and Government Securities; and 0.45 percent for Money Market. The total percentage in the above table is after reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1996 would have totaled: 0.95 percent for Asset Allocation; 0.81 percent for Common Stock; 0.77 percent for Corporate Bond; 0.91 percent for Government Securities; 0.58 percent for Money Market.

--------------------------------------------------------------------------------


(4) The Alger American Leveraged AllCap Portfolio "Other expenses" includes .03 percent of interest expense.

(5) Berger Associates, the Fund's investment adviser, has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund would have been 0.75%, 0.75% and 0.90%, respectively, and their Total Expenses would have been 7.69%, 7.70% and 8.57%, respectively.

(6) Based on estimated expenses for the first year of operations of the Berger/BIAM IPT - International Fund, after fee waivers and expense reimbursements. Berger Associates, the Fund's investment adviser, has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Berger/BIAM IPT - International Fund exceed 1.20%, of the Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger/BIAM IPT - International Fund would be 0.90%, and its Total Expenses would be estimated to be 8.96%.

(7) In 1996, The Dreyfus Corporation waived .03% of its management fee. The Dreyfus Corporation does not intend to waive a portion of its management fee for fiscal year 1997.

(8) Dreyfus Corporation, the Fund's investment adviser, has voluntarily agreed until such time as it gives investors 180 days notice to the contrary, to reimburse all or a portion of its advisory fee to the extent that the total expenses of the Fund (excluding brokerage commissions, transaction fees and extraordinary expenses) are in excess of .40 or 1% of the value of the Fund's average daily net assets.

(9)  Federated  Advisers,  the  investment  adviser of the  Federated  Insurance
     Series, has voluntarily agreed to reimburse all or a portion of its advisory fee to the extent that the total expenses of the fund are in excess of the following percentage of the average annual assets of each listed Fund: 0.60 percent for High Income Bond; 1.00 percent for International Equity; and 0.75 percent for Utility. In the absence of expense reimbursement, the total fees and expenses in 1996 would have been:
     1.39% for High Income Bond; 4.3% for International Equity; and 1.36% for Utility.

(10) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or reductions, the total fees and expenses in 1996 would have totaled: 0.83% for Aggressive Growth; 0.83% for Growth; and 0.91% for Worldwide Growth.

(11) Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series.

(12) Expenses for Worldwide Emerging Markets Fund are being voluntarily capped by the Fund's investment adviser at 1.50% of average net assets. In the absence of the investment adviser's absorption of these expenses, Other Expenses and Total Expenses would be 1.64% and 2.64%, respectively.


Great American Reserve has guaranteed  certain expenses not to exceed a total of
1.44 percent on an annual basis of the average annual net assets of the Conseco Series Trust Common Stock, Corporate Bond and Money Market Portfolios that is equal to the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Expense Guarantee Agreement").

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

VARIABLE DEFERRED ANNUITY CONTRACT

EXAMPLE 1- Assuming  surrender of the  Contract at the end of the periods  shown
(1): You would pay the following expenses on a $1,000 investment, assuming a 5 percent annual return on assets:

                                                                                 1 YEAR        3 YEARS        5 YEARS        10YEARS
====================================================================================================================================

CONSECO SERIES TRUST
      Asset Allocation Portfolio .......................................           $108           $143           $166           $261
      Common Stock Portfolio ...........................................            109            144            169            266
      Corporate Bond Portfolio .........................................            108            141            164            256
      Government Securities Portfolio ..................................            108            141            164            256
      Money Market Portfolio ...........................................            105            133            151            230
THE ALGER AMERICAN FUND
      Alger American Growth Portfolio ..................................            109            144            168            265
      Alger American Leveraged AllCap Portfolio ........................            112            153            183            295
      Alger American MidCap Growth Portfolio ...........................            109            145            171            270
      Alger American Small Capitalization Portfolio ....................            109            146            173            274
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
      International Fund ...............................................            116            165            204            334
      Value Fund .......................................................            111            150            179            286
BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund ............................................            111            150            179            286
      Berger IPT - Growth and Income Fund ..............................            111            150            179            286
      Berger IPT - Small Company Growth Fund ...........................            112            155            186            301
      Berger/BIAM IPT - International Fund .............................            113            156            189            306
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ......................            110            149            177            282
DREYFUS STOCK INDEX FUND ...............................................            104            129            143            215
FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II ...............................            109            144            169            266
      Federated International Equity Fund II ...........................            113            158            191            310
      Federated Utility Fund II ........................................            109            146            171            271
 JANUS ASPEN SERIES
      Aggressive Growth Portfolio ......................................            108            143            167            262
      Growth Portfolio .................................................            108            141            163            255
      Worldwide Growth Portfolio .......................................            109            144            169            266
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio ..................................            108            143            168            264
      Partners Portfolio ...............................................            110            149            176            281
STRONG SPECIAL FUND II .................................................            112            155            186            301
STRONG VARIABLE INSURANCE FUNDS, INC
      Growth Fund II ...................................................            120            179            226            376
VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Hard Assets Fund (formerly,
      Gold and Natural Resources Fund) .................................            113            157            190            308
      Worldwide Bond Fund ..............................................            112            155            187            302
      Worldwide Emerging Markets Fund ..................................            115            162            199            325
====================================================================================================================================


--------------------------------------------------------------------------------


VARIABLE DEFERRED ANNUITY CONTRACT

EXAMPLE 2-Assuming annuitization of the Contract at the end of the periods shown
(1): You would pay the following expenses on a $1,000 investment, assuming a 5 percent annual return on assets:


                                                                                  1 YEAR        3 YEARS        5 YEARS      10 YEARS
====================================================================================================================================
CONSECO SERIES TRUST
      Asset Allocation Portfolio .......................................           $108           $143           $122           $261
      Common Stock Portfolio ...........................................            109            144            124            266
      Corporate Bond Portfolio .........................................            108            141            119            256
      Government Securities Portfolio ..................................            108            141            119            256
      Money Market Portfolio ...........................................            105            133            107            230
THE ALGER AMERICAN FUND
      Alger American Growth Portfolio ..................................            109            144            124            265
      Alger American Leveraged AllCap Portfolio ........................            112            153            139            295
      Alger American MidCap Growth Portfolio ...........................            109            145            126            270
      Alger American Small Capitalization Portfolio ....................            109            146            128            274
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
      International Fund ...............................................            116            165            159            334
      Value Fund .......................................................            111            150            134            286
BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund ............................................            111            150            134            286
      Berger IPT - Growth and Income Fund ..............................            111            150            134            286
      Berger IPT - Small Company Growth Fund ...........................            112            155            142            301
      Berger/BIAM IPT - International Fund .............................            113            156            144            306
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ......................            110            149            132            282
DREYFUS STOCK INDEX FUND ...............................................            104            129             99            215
FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II ...............................            109            144            124            266
      Federated International Equity Fund II ...........................            113            158            147            310
      Federated Utility Fund II ........................................            109            146            127            271
JANUS ASPEN SERIES
      Aggressive Growth Portfolio ......................................            108            143            122            262
      Growth Portfolio .................................................            108            141            119            255
      Worldwide Growth Portfolio .......................................            109            144            124            266
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio ..................................            108            143            123            264
      Partners Portfolio ...............................................            110            149            132            281
STRONG SPECIAL FUND II .................................................            112            155            142            301
STRONG VARIABLE INSURANCE FUNDS, INC
      Growth Fund II ...................................................            120            179            181            376
VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Hard Assets Fund (formerly,
      Gold and Natural Resources Fund) .................................            113            157            146            308
      Worldwide Bond Fund ..............................................            112            155            142            302
      Worldwide Emerging Markets Fund ..................................            115            162            154            325
====================================================================================================================================

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

VARIABLE DEFERRED ANNUITY CONTRACT - CONT.

EXAMPLE  3-Assuming no surrender of the Contract at the end of the periods shown
(1): You would pay the following expenses on a $1,000 investment, assuming a 5 percent annual return on assets:

                                                                                 1 YEAR        3 YEARS        5 YEARS        10YEARS
====================================================================================================================================

CONSECO SERIES TRUST
      Asset Allocation Portfolio .......................................           $ 23           $ 71           $122           $261
      Common Stock Portfolio ...........................................             24             73            124            266
      Corporate Bond Portfolio .........................................             23             70            119            256
      Government Securities Portfolio ..................................             23             70            119            256
      Money Market Portfolio ...........................................             20             62            107            230
THE ALGER AMERICAN FUND
      Alger American Growth Portfolio ..................................             24             72            124            265
      Alger American Leveraged AllCap Portfolio ........................             27             81            139            295
      Alger American MidCap Growth Portfolio ...........................             24             74            126            270
      Alger American Small Capitalization Portfolio ....................             24             75            128            274
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC ..............................
      International Fund ...............................................             31             94            159            334
      Value Fund .......................................................             26             79            134            286
BERGER INSTITUTIONAL PRODUCTS TRUST
      Berger IPT - 100 Fund ............................................             26             79            134            286
      Berger IPT - Growth and Income Fund ..............................             26             79            134            286
      Berger IPT - Small Company Growth Fund ...........................             27             83            142            301
      Berger/BIAM IPT - International Fund .............................             28             85            144            306
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ......................             25             77            132            282
DREYFUS STOCK INDEX FUND ...............................................             19             58             99            215
FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II ...............................             24             73            124            266
      Federated International Equity Fund II ...........................             28             86            147            310
      Federated Utility Fund II ........................................             24             74            127            271
 JANUS ASPEN SERIES
      Aggressive Growth Portfolio ......................................             23             71            122            262
      Growth Portfolio .................................................             23             69            119            255
      Worldwide Growth Portfolio .......................................             24             73            124            266
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
      Limited Maturity Bond Portfolio ..................................             23             72            123            264
      Partners Portfolio ...............................................             25             77            132            281
STRONG SPECIAL FUND II .................................................             27             83            142            301
STRONG VARIABLE INSURANCE FUNDS, INC ...................................
      Growth Fund II ...................................................             35            107            181            376
VAN ECK WORLDWIDE INSURANCE TRUST
      Worldwide Hard Assets Fund (formerly,
      Gold and Natural Resources Fund) .................................             28             86            146            308
      Worldwide Bond Fund ..............................................             27             83            142            302
      Worldwide Emerging Markets Fund ..................................             30             91            154            325
====================================================================================================================================

--------------------------------------------------------------------------------


     PLEASE REMEMBER THAT THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. SIMILARLY, THE 5 PERCENT ANNUAL RATE OF RETURN IS NOT AN ESTIMATE OR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE.


(1) This Contract is designed for retirement planning. Surrenders prior to the Annuity Date are not consistent with the long-term purposes of the Contract and the applicable tax laws.

     The above table reflects estimates of expenses of the Variable Account and the Funds. The standard table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under such a Contract. Annual maintenance charges have been approximated as a 16 basis point annual asset charge.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


     The tables below provide per unit information about the financial history of each Sub-account. No per-unit information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. International and Value Funds; the Berger/BIAM IPT - International Fund; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; and the Strong Variable Insurance Funds, Inc. Growth Fund II because these Funds were not available as of December 31, 1996.


==================================================================================================================
                                                                              1996          1995          1994

CONSECO SERIES TRUST
ASSET ALLOCATION (A)
Accumulation unit value at beginning of period ........................      $1.342        $1.035        $1.000
Accumulation unit value at end of period...............................      $1.698        $1.342        $1.035
Percentage change in accumulation unit value ..........................       26.50%        29.67%         3.52%
Number of accumulation units outstanding at end of period .............   2,475,992       461,876        21,037
COMMON STOCK (A)
Accumulation unit value at beginning of period ........................      $1.449        $1.078        $1.000
Accumulation unit value at end of period ..............................      $2.071        $1.449        $1.078
Percentage change in accumulation unit value ..........................       42.96%        34.42%         7.79%
Number of accumulation units outstanding at end of period .............   3,374,110     1,009,305        41,601
CORPORATE BOND (A)
Accumulation unit value at beginning of period ........................      $1.166        $1.000        $1.000
Accumulation unit value at end of period ..............................      $1.207        $1.166        $1.000
Percentage change in accumulation unit value ..........................        3.50%        16.61%        (0.03)%

Number of accumulation units outstanding at end of period .............   1,540,494       350,623        12,553
GOVERNMENT SECURITIES (A)
Accumulation unit value at beginning of period ........................      $1.154         $0.997       $1.000
Accumulation unit value at end of period ..............................      $1.169         $1.154       $0.997
Percentage change in accumulation unit value ..........................        1.31%         15.72%       (0.26)%

Number of accumulation units outstanding at end of period .............     135,680         30,614            0
MONEY MARKET (A)
Accumulation unit value at beginning of period ........................      $1.056         $1.014       $1.000
Accumulation unit value at end of period ..............................      $1.095         $1.056       $1.014
Percentage change in accumulation unit value ..........................        3.67%         $4.14%        1.38%
Number of accumulation units outstanding at end of period .............   1,144,951        641,747            0
==================================================================================================================


(CONTINUED)

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION - CONT.

                                                                                               1996             1995            1994
====================================================================================================================================
THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH (C)
Accumulation unit value at beginning of period .............................                 $1.000              N/A             N/A
Accumulation unit value at end of period ...................................                 $1.044              N/A             N/A
Percentage change in accumulation unit value ...............................                   4.35%             N/A             N/A
Number of accumulation units outstanding at end of period ..................                 73,227              N/A             N/A
ALGER AMERICAN LEVERAGED ALLCAP (B)
Accumulation unit value at beginning of period .............................                 $1.408           $1.000             N/A
Accumulation unit value at end of period ...................................                 $1.555           $1.408             N/A
Percentage change in accumulation unit value ...............................                  10.47%           40.79%            N/A
Number of accumulation units outstanding at end of period ..................                832,794          207,147             N/A
ALGER AMERICAN MIDCAP GROWTH (C)
Accumulation unit value at beginning of period .............................                 $1.000              N/A             N/A
Accumulation unit value at end of period ...................................                 $0.987              N/A             N/A
Percentage change in accumulation unit value ...............................                  (1.33)%            N/A             N/A
Number of accumulation units outstanding at end of period ..................                 42,736              N/A             N/A
ALGER AMERICAN SMALL CAPITALIZATION (B)
Accumulation unit value at beginning of period .............................                 $1.219           $1.000             N/A
Accumulation unit value at end of period ...................................                 $1.252           $1.219             N/A
Percentage change in accumulation unit value ...............................                   2.72%           21.89%            N/A
Number of accumulation units outstanding at end of period ..................              1,946,993          517,903             N/A
BERGER INSTITUTIONAL PRODUCTS TRUST
BERGER IPT - 100 FUND (C)
Accumulation unit value at beginning of period .............................                 $1.000              N/A             N/A
Accumulation unit value at end of period ...................................                 $1.029              N/A             N/A
Percentage change in accumulation unit value ...............................                   2.93%             N/A             N/A
Number of accumulation units outstanding at end of period ..................                 69,521              N/A             N/A
BERGER IPT - GROWTH AND INCOME FUND (C)
Accumulation unit value at beginning of period .............................                 $1.000              N/A             N/A
Accumulation unit value at end of period ...................................                 $1.104              N/A             N/A
Percentage change in accumulation unit value ...............................                  10.36%             N/A             N/A
Number of accumulation units outstanding at end of period ..................                 59,956              N/A             N/A
BERGER IPT - SMALL COMPANY GROWTH FUND (C)
Accumulation unit value at beginning of period .............................                 $1.000              N/A             N/A
Accumulation unit value at end of period ...................................                 $0.985              N/A             N/A
Percentage change in accumulation unit value ...............................                  (1.53)%            N/A             N/A
Number of accumulation units outstanding at end of period ..................                 42,982              N/A             N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.  (B)
Accumulation unit value at beginning of period .............................                 $1.175              $1.000          N/A
Accumulation unit value at end of period ...................................                 $1.404              $1.175          N/A
Percentage change in accumulation unit value ...............................                  19.53%              17.49%         N/A
Number of accumulation units outstanding at end of period ..................                221,018              21,878          N/A
====================================================================================================================================


(CONTINUED)

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION - CONT.
                                                                                             1996                1995           1994
====================================================================================================================================
DREYFUS STOCK INDEX FUND (B)
Accumulation unit value at beginning of period .........................                    $1.158              $1.000           N/A
Accumulation unit value at end of period................................                    $1.393              $1.158           N/A
Percentage change in accumulation unit value ...........................                     20.31%              15.76%          N/A
Number of accumulation units outstanding at end of period ..............                 1,862,980              91,752           N/A
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (B)
Accumulation unit value at beginning of period .........................                     1.067              $1.000           N/A
Accumulation unit value at end of period ...............................                     1.202              $1.067           N/A
Percentage change in accumulation unit value ...........................                     12.71%               6.66%          N/A
Number of accumulation units outstanding at end of period ..............                   508,205              26,380           N/A
FEDERATED INTERNATIONAL EQUITY II (B)
Accumulation unit value at beginning of period .........................                     1.025              $1.000           N/A
Accumulation unit value at end of period ...............................                     1.095              $1.025           N/A
Percentage change in accumulation unit value ...........................                      6.80%               2.51%          N/A
Number of accumulation units outstanding at end of period ..............                    93,215              36,798           N/A
FEDERATED UTILITY II (B)
Accumulation unit value at beginning of period .........................                     1.122              $1.000           N/A
Accumulation unit value at end of period ...............................                     1.234              $1.122           N/A
Percentage change in accumulation unit value ...........................                     10.00%              12.21%          N/A
Number of accumulation units outstanding at end of period ..............                   294,882              11,711           N/A
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (B)
Accumulation unit value at beginning of period .........................                    $1.266              $1.000           N/A
Accumulation unit value at end of period ...............................                    $1.348              $1.266           N/A
Percentage change in accumulation unit value ...........................                      6.44%              26.64%          N/A
Number of accumulation units outstanding at end of period ..............                 1,041,050             122,278           N/A
GROWTH (B)
Accumulation unit value at beginning of period .........................                    $1.167              $1.000           N/A
Accumulation unit value at end of period ...............................                    $1.364              $1.167           N/A
Percentage change in accumulation unit value ...........................                     16.79%              16.75%          N/A
Number of accumulation units outstanding at end of period ..............                 1,466,042             138,532           N/A
WORLDWIDE GROWTH (B)
Accumulation unit value at beginning of period .........................                    $1.211              $1.000           N/A
Accumulation unit value at end of period ...............................                    $1.541              $1.211           N/A
Percentage change in accumulation unit value ...........................                     27.23%              21.12%          N/A
Number of accumulation units outstanding at end of period ..............                 2,173,781             155,653           N/A
THE VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE HARD ASSETS (FORMERLY,
GOLD AND NATURAL RESOURCES) (B)
Accumulation unit value at beginning of period .........................                    $1.077              $1.000           N/A
Accumulation unit value at end of period ...............................                    $1.254              $1.077           N/A
Percentage change in accumulation unit value ...........................                     16.41%               7.72%          N/A
Number of accumulation units outstanding at end of period ..............                   651,603              68,730           N/A
====================================================================================================================================

(CONTINUED)

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION - CONT.
                                                                                                  1996            1995          1994
====================================================================================================================================
THE VAN ECK WORLDWIDE INSURANCE TRUST - CONT.
WORLDWIDE BOND (B)
Accumulation unit value at beginning of period ..............................                    $1.018          $1.000          N/A
Accumulation unit value at end of period ....................................                    $1.029          $1.018          N/A
Percentage change in accumulation unit value ................................                      1.09%           1.82%         N/A
Number of accumulation units outstanding at end of period ...................                 1,790,259         130,071          N/A
WORLDWIDE EMERGING MARKETS (C)
Accumulation  unit value at beginning of period .............................                    $1.000             N/A          N/A
Accumulation unit value at end of  period ...................................                    $1.136             N/A          N/A
Percentage  change in  accumulation  unit value .............................                     13.59%            N/A          N/A
Number  of  accumulation  units  outstanding  at  end  of period ............                   132,953             N/A          N/A
====================================================================================================================================

(a) Inception date was July 25, 1994.
(b) Inception date was June 1, 1995.
(c) Inception date was May 1, 1996.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

GREAT AMERICAN RESERVE, VARIABLE ACCOUNT AND THE INVESTMENT OPTIONS

A.  GREAT AMERICAN RESERVE


     Great American Reserve, originally organized in 1937, is principally engaged in the life insurance business in 47 states and the District of Columbia. Great American Reserve is a stock company organized under the laws of the state of Texas and an indirect wholly owned subsidiary of Conseco, Inc. ("Conseco"). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are the development, marketing and administration of specialized annuity and life insurance products. Conseco is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     All inquiries regarding Individual Accounts, the Contracts, or any related matter should be directed to Great American Reserves Variable Annuity Department at the address and telephone number shown on page 1 of this Prospectus. The financial statements of Great American Reserve included in the Statement of Additional Information should be considered only as bearing upon the ability of Great American Reserve to meet the obligations under the Contracts. Furthermore, neither the assets of Conseco nor those of any company in the Conseco group of companies other than Great American Reserve support these obligations. As of December 31, 1996, Great American Reserve had total assets of $2.7 billion and total shareholders equity of $396.9 million. Great American Reserve does not guarantee the investment performance of the Variable Account investment options.


B.  VARIABLE ACCOUNT

     Great American Reserve established the Variable Account on November 12, 1993, as a separate account under Texas law. The assets of the Variable Account are not chargeable with liabilities arising out of any other business Great American Reserve may conduct. In addition, any income, gains or losses realized or unrealized on assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of Great American Reserve. Nevertheless, obligations arising under the Contracts are general obligations of Great American Reserve. In addition to the net assets and other liabilities for variable annuity contracts, the Variable account's assets will include assets derived from charges made by Great American Reserve. Great American Reserve may transfer out to its general account any of the Variable account's assets that are in excess of the reserves and other liabilities relating to the Contracts. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). A unit investment trust is a type of investment company which invests its assets in specified securities, such as shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.


     The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the Funds and such shares are purchased at net asset value. The Sub-accounts and Funds may be added or withdrawn as permitted by applicable law. The Variable Account consists of 30 Sub-accounts, each of which invests in shares of the eligible Funds of the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT
- Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds. Great American Reserve reserves the right to add other Sub-accounts, eliminate existing Sub-accounts, combine Sub-accounts or transfer assets in one Sub-account to another Sub-account established by Great American Reserve or an affiliated company. Great American Reserve will not eliminate existing Sub-accounts or combine Sub-accounts without any required prior approval of the appropriate state or federal regulatory authorities.


C.  INVESTMENT OPTIONS

     The investment objectives of the Funds available through the Variable Account are briefly described below. More detailed information is contained in the current prospectuses of the Funds.

--------------------------------------------------------------------------------
CONSECO SERIES TRUST

     ASSET ALLOCATION PORTFOLIO seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Portfolio seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.

     COMMON STOCK PORTFOLIO seeks to provide a high total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities and other securities having the investment characteristics of common stocks.

     CORPORATE BOND  PORTFOLIO  seeks to provide as high a level of income as is
consistent  with  preservation  of  capital  by  investing   primarily  in  debt
securities.

     GOVERNMENT SECURITIES PORTFOLIO seeks safety of capital, liquidity and current income by investing primarily in securities issued by the U.S. Government or an agency or instrumentality of the U.S. Government, including mortgage-related securities.

     MONEY MARKET PORTFOLIO seeks current income consistent with stability of capital and liquidity. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

THE ALGER AMERICAN FUND


     ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.

     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 33 1/3 percent of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the portfolio's value to fluctuate.

     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index. This Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.193 billion. The Portfolio may invest up to 35% of its total assets in equity securities of larger or smaller issuers and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index. This Index is designed to track the performance of small capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $10 million to $1.94 billion. The Portfolio may invest up to 35% of its total assets in equity securities of larger or smaller issuers and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     INTERNATIONAL FUND seeks capital growth by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, potential for appreciation. The fund will invest primarily in common stocks and other equity equivalents. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity equivalents of issuers from at least three countries outside of the United States.

     VALUE FUND seeks long-term capital growth by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by the fund's management to be undervalued at the time of purchase. Income is a secondary objective. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities, which includes equity equivalents.

BERGER INSTITUTIONAL PRODUCTS TRUST

     BERGER IPT - 100 FUND seeks long-term capital appreciation by investing primarily in common stocks of established companies which the fund's adviser believes offer favorable growth prospects. Current income is not an investment objective.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------



     BERGER IPT - GROWTH AND INCOME FUND seeks capital appreciation and secondarily a moderate level of current income by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the fund's adviser believes offer favorable growth prospects and are expected to also provide current income.

     BERGER IPT - SMALL COMPANY GROWTH FUND seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.


     BERGER/BIAM IPT - INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in common stocks of well established companies located outside the United States. The fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the fund's total assets invested in the securities of companies located in at least five countries, not including the United States.


DREYFUS STOCK INDEX FUND

     Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Price Index. The Fund is neither sponsored by nor affiliated with the Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth through equity investment in companies that, in the opinion of the fund's management, not only meet traditional investment standards but also show evidence that they conduct business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FEDERATED INSURANCE SERIES

     FEDERATED HIGH INCOME BOND FUND II seeks to provide high current income by investing at least 65 percent of its assets in lower rated fixed income corporate debt obligations. Capital growth will be considered, but only when consistent with the investment objective of high current income. The fixed income securities in which the Fund will primarily invest are commonly referred to as "junk bonds".

     FEDERATED INTERNATIONAL EQUITY FUND II seeks to obtain a total return on its assets by investing at least 65 percent of its assets (and under normal market conditions substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States.

     FEDERATED UTILITY FUND II seeks to provide high current income and moderate capital appreciation by investing at least 65 percent of its assets (under normal conditions) in equity and debt securities of utility companies.

JANUS ASPEN SERIES


     AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. The Portfolio is a nondiversified fund that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Portfolios initial purchase continue to be considered medium-sized companies of the purpose of this policy. As of March 31, 1997, the MidCap Index included companies with capitalizations between approximately $120 million and $7.193 billion.


     GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

     WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of foreign and domestic issuers of any size. The Portfolio normally invests in issuers from at least five different countries including the United States.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity, and, secondarily, total return by investing all of its net investable assets in another fund, AMT Limited Maturity Bond Investments, which has investment objectives, policies, and limitations that are identical to those of the Limited Maturity Bond Portfolio. AMT Limited Maturity Bond Investments seeks to achieve its investment objective by investing in short to intermediate-term debt securities, primarily of investment grade.

     PARTNERS  PORTFOLIO  seeks  capital  growth  by  investing  all of its  net investable assets in another fund, AMT Partners Investments, which has investment objectives, policies and limitations that are identical to those of

--------------------------------------------------------------------------------



the Partners Portfolio. AMT Partners Investments seeks to achieve its investment objective by investing in common stocks and other equity securities of medium- to large-capitalization established companies.

STRONG SPECIAL FUND II seeks capital growth by investing primarily in equity securities and currently emphasizes investments in medium-sized companies which the fund's investment adviser believes are under-researched and attractively valued. The fund will invest at least 80% of its net assets in equity securities, including common stocks (which must constitute at least 65% of its total assets), preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

STRONG VARIABLE INSURANCE FUNDS, INC.

     GROWTH FUND II seeks capital growth by investing primarily in equity securities that the fund's investment adviser believes have above-average growth prospects. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.


VAN ECK WORLDWIDE INSURANCE TRUST


     WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND) seeks long-term capital appreciation by investing globally, primarily in equity securities and indexed securities of "hard asset" companies which are directly or indirectly engaged to a significant extent in the exploration, development, production and distribution of precious metals, ferrous and non-ferrous metals, gas, petroleum, petrochemicals, forest products, real estate and other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation.


     WORLDWIDE BOND FUND seeks high total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The fund emphasizes countries that, compared to the world's major economies, exhibit relatively low gross national per capita as well as the potential for rapid economic growth.

     There is no assurance that the Funds will achieve their stated objectives.

     The Funds' shares are also available to certain separate accounts funding variable life insurance policies and variable annuity contracts offered by other insurance company separate accounts. This is called "mixed and shared funding" Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors or Trustees of each Fund, each Fund's investment adviser, and Great American Reserve are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed funding, please refer to the relevant Fund prospectus.

     If the shares of any of the Funds should no longer be available for investment by the Variable Account or, if in the judgment of Great American
Reserve's management, further investment of such Funds shall become inappropriate in view of the purpose of the Contract, Great American Reserve may add or substitute shares of another Sub-account or of another Fund for eligible Sub-account shares already purchased under the Contract. No substitution of Sub-account shares may take place without prior approval of the SEC and notice to Contract Owners, to the extent required by the 1940 Act.

VOTING RIGHTS

     Contract Owners may instruct Great American Reserve as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Great American Reserve will vote the shares of each Sub-account held by the Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-account for which timely instructions have not been received from Contract Owners will be voted by Great American Reserve for or against any proposition, or Great

American Reserve will abstain, in the same proportion as shares in that Sub-account for which instructions are received. Great American Reserve will vote, or abstain from voting, any shares that are not attributable to Contract

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------


Owners in the same proportion as all Contract Owners in the Variable Account vote or abstain. However, if Great American Reserve determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

     Under certain Contracts, not including contracts issued in connection with governmental employers' deferred compensation plans described in this Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

     The number of shares held in a Sub-account deemed attributable to a Contract Owners interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the Maturity Date, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. On or after the Maturity Date, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

THE CONTRACTS

A. ACCUMULATION PROVISIONS


     PURCHASE PAYMENTS. Purchase Payments are paid to Great American Reserve at its Administrative Office. For TSAs, the minimum initial and subsequent purchase payment is $50 per month. For IRAs the minimum initial investment is $2,000 and the minimum amount of each additional payment is $50. For non-qualified Contracts, the minimum initial investment is $5,000 and the minimum amount of each additional lump sum payment is $2,000 (or $200 per month). Purchase Payments may be made at any time. If a Purchase Payment would exceed $500,000, the Purchase Payment will be acceptable only with the prior approval of Great American Reserve. Great American Reserve reserves the right to refuse any Purchase Payment.


     Great American Reserve may, at its option and with prior notice, cancel certain contracts in which no Purchase Payments have been made, or if the Contract Value is less than $500. Upon cancellation, Great American Reserve will pay the Contract Owner the Contract Value computed as of the Valuation Period during which the cancellation occurs less any outstanding loans, any withdrawal charge, and the $30 annual administrative fee. Such cancellation could have adverse tax consequences (see "Federal Tax Matters").

     ALLOCATION OF PURCHASE PAYMENTS. The Contract Owner may elect to have Purchase Payments accumulated (a) on a fully variable basis invested in one or more of the Sub-accounts of the Variable Account; (b) on a fully fixed basis which reflects a compound interest rate guaranteed by Great American Reserve; or
(c) in a combination of any of the investment options.

     An election to change the allocation of future Purchase Payments may be made by the Contract Owner 30 days (a) subsequent to the date of establishment of the Individual Account or (b) subsequent to a prior change in allocation.

     ACCUMULATION UNITS. Each Purchase Payment is credited to the Owners Individual Account in the form of Accumulation Units, at the close of the Valuation Period in which the Purchase Payment is received at the Administrative Office of Great American Reserve. The number of Accumulation Units credited is determined by dividing the Purchase Payment amount by the value of an Accumulation Unit at the close of that Valuation Period. Accumulation Units are valued separately for each investment option, so a Contract Owner who has elected to have amounts in an Individual Account accumulated in more than one investment option will have several types of Accumulation Units credited to the Individual Account.

--------------------------------------------------------------------------------
     VALUE OF AN INDIVIDUAL ACCOUNT. The number of Accumulation Units credited to an Individual Account will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Period to Valuation Period to reflect the investment experience of the appropriate investment option. The value of an Individual Account at any time prior to the Maturity Date can be determined by (a) multiplying the total number of Accumulation Units credited to the Individual Account for each investment option, respectively, by the appropriate current Accumulation Unit value; and (b) totaling the resulting values for each portion of the Individual Account. There is no assurance that the value of the Individual Account will equal or exceed the Purchase Payments made. The Contract Owner will be advised at least annually as to the number of Accumulation Units which are credited to the Individual Account, the current Accumulation Unit values, and the values of the Individual Account.

     NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD. The Variable Account value will fluctuate in accordance with the investment results and expenses of the underlying eligible Funds and the deduction of certain charges. In order to determine how these fluctuations affect Contract Value, an Accumulation Unit value is utilized. Each Sub-account has its own Accumulation Units and value per unit. The unit value applicable during any Valuation Period is determined at the end of that period.

     When eligible Fund shares were first purchased on behalf of the Variable Account, Accumulation Units were valued at $1.00 each. The value of an Accumulation Unit for each Sub-account at any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. A net investment factor for each Sub-account is calculated by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

  (a) is equal to:

         (i) the net asset value per share of the eligible Portfolio at the end of the Valuation Period; plus

         (ii) the per share amount of any distribution made by the eligible Portfolio if the "ex-dividend" date occurs during that same Valuation Period.

   (b) is the net asset value per share of the eligible Portfolio at the end of the prior Valuation Period.

   (c) is equal to the Valuation Period equivalent of the per year mortality and expense risk charge and administrative charges as indicated in the summary Charges and Deductions table.

     INFORMATION ON THE FIXED ACCOUNT. Because of exemptive and exclusionary provisions, interests in the Fixed Account of the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the Fixed Account of the general account registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account of the general account of Great American Reserve nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the fixed portion. Disclosures regarding the Fixed Account of the Contracts and the general account of Great American Reserve, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     In addition to the 30 variable investment options described in this Prospectus, the Contracts have a Fixed Account available for allocation of Purchase Payments. Generally, the information in the Section called "Contracts" applies in a like manner to the Fixed Account. However, there are some differences.


     The Fixed Account operates like a traditional annuity. Fixed Annuity Cash Values increase based on interest rates that may change from time to time but are guaranteed by Great American Reserve. Interest is credited daily and compounded annually. Purchase Payments and transfers to the Fixed Account become part of the general account of Great American Reserve. In contrast, Purchase Payments and transfers for the Variable Account are applied to segregated asset accounts; they are not commingled with Great American Reserve's main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset accounts have no effect on the Fixed Account.

     The Contracts allow you to transfer Contract Values between the Fixed and Variable Account, but such transfers are restricted as follows:

1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period.

2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six-month period subject to a limit of 20 percent of the Fixed Account value.

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                                                                         Reserve
                                                                  1997 Account E
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3.   No  transfers  may be made from the Fixed  Account  once  annuity  payments begin.

     The administrative charge and the mortality and expense risk charge based on the value of each Sub-account do not apply to values allocated to the Fixed Account.

     If you buy the annuity as a TSA or certain other qualified plans, the Contract will contain a provision that allows a loan to be taken against the Contract Values allocated to the Fixed Account. Loan provisions are described in detail in the Contract.

     TRANSFER AMONG INVESTMENT OPTIONS. Before the Maturity Date, Contract Owners may transfer Variable Account value from one Sub-account to another Sub-account and/or to the Fixed Account. The Contract allows Great American Reserve to limit the number of transfers that can be made in a specified time period. Contract Owners should be aware that transfer limitations may prevent a Contract Owner from making a transfer on the date he or she desires, with the result that the Contract owner's future Contract Value may be lower than it would have been had the transfer been made on the desired date. Great American Reserve is not charging a transfer fee, but limits transfers to one every 30 days and limits transfer from the Fixed Account to a maximum of 20 percent of the Fixed Account value per any six-month period. All transfers requested for a Contract on the same day will be treated as a single transfer in that period.

     Great American Reserve's interest in applying these limitations is to protect the interests of both Contract Owners who are not engaging in significant transfer activity and Contract Owners who are engaging in such activity. Great American Reserve has determined that the actions of Contract Owners engaging in significant transfer activity among Sub-accounts may cause an adverse effect on the performance of the underlying Portfolio for the Sub-account involved. The movement of Sub-account values from one Sub-account to another may prevent an underlying Portfolio from taking advantage of investment opportunities because it must maintain a liquid position in order to handle withdrawals. Such movement may also cause a substantial increase in fund transaction costs which must be indirectly borne by the Contract Owner.


     Transfers must be made by written authorization from the Contract Owner or from the person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney if permitted by state law. By authorizing Great American Reserve to accept telephone transfer instructions, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Great American Reserve from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls will be recorded, and the caller will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Great American Reserve nor Conseco Equity Sales, Inc. ("Conseco Equity Sales") will be liable for following telephone instructions which it reasonably believes to be genuine. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney.


     Transfer requests received by Great American Reserve before the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be initiated at the close of business that day. Any request received later will be initiated at the close of the next business day.

     DOLLAR COST AVERAGING. Great American Reserve administers a Dollar Cost Averaging ("DCA") program which enables a Contract Owner to transfer the value from the Fixed Account or Money Market Sub-account to another investment option on a predetermined and systematic basis. The DCA program is generally suitable for Contract Owners making a substantial deposit to the Contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk.

     REBALANCING. Rebalancing is a program, which if elected, provides for periodic pre-authorized automatic transfers during the Accumulation Period among the Sub-Accounts pursuant to written instructions from the Contract Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Contract Owner. Amounts in the Fixed Account will not be transferred pursuant to the Rebalancing Program. The Contract Value must be at least $5,000 to have transfers made pursuant to the Program. Any transfer made pursuant to the Program must be in whole percentages in one (1%) percent allocation increments. The maximum number of Sub-Accounts which can be used for rebalancing is fifteen (15). A Contract Owner may select quarterly, semi-annual or annual Rebalancing, on the date requested by the Contract Owner. Transfers made pursuant to the Rebalancing Program are not taken into account in determining any Transfer Fee. There is no fee for participating in the Program. The Company reserves the right to terminate, modify or suspend the Rebalancing Program at any time.

     SWEEPS. Sweeps are the transfer of the earnings from the Fixed Account into another investment option on a periodic and systematic basis.

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     WITHDRAWALS.  Prior to the earlier of the Maturity Date or the death of the
Annuitant, the Contract Owner may withdraw all or a portion of the Contract Value upon written request complete with all necessary information to Great American Reserve's Administrative Office. For certain qualified contracts, exercise of the withdrawal right may be restricted and may require the consent of the participant's spouse as required under the Code and regulations thereunder. In the case of a total withdrawal, Great American Reserve will pay
the  Contract   Value  as  of  the  date  of  receipt  of  the  request  at  its
Administrative Office, less the annual $30 administration fee, any outstanding loans and any applicable withdrawal charge, and the Contract will be canceled. In the case of a partial withdrawal, Great American Reserve will pay the amount requested and cancel that number of Accumulation Units credited to each investment option of the Individual Account necessary to equal the amount withdrawn from each investment option of the Individual Account plus any applicable withdrawal charge deducted from such investment option of the Individual Account. For withdrawals that can be made free of withdrawal charges, see "Contract Charges".

     When making a partial withdrawal, the Contract Owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the Contract Owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the Fixed Account until exhausted and then from the Variable Account investment options. If the partial withdrawal is less than the total value in the Variable Account investment options, the withdrawal will be taken pro rata from the Variable Account investment options: taking from each such Variable Account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such Variable Account investment option bears to the total value of the Contract owner's investments in the Variable Account investment options.

     Only one partial withdrawal is permitted per any six-month period; however, the amount withdrawn must be at least $250 or, if less, the entire balance in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $500, Great American Reserve reserves the right to treat the partial withdrawal as a total withdrawal of the Contract Value.

     The amount of any withdrawal from the Variable Account investment options will be paid promptly, and in any event within seven days of receipt of the request, except that Great American Reserve reserves the right to defer the right of withdrawal or postpone payments for any periods when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2) trading on the New York Stock Exchange is restricted; (3) any emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable account's net assets; or (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

     Withdrawals from the Contract may be subject to a penalty tax and withdrawals are permitted from Contracts issued in connection with certain qualified plans only under limited circumstances (see "Federal Tax Matters").

     SYSTEMATIC WITHDRAWAL PLAN. Great American Reserve administers a Systematic Withdrawal Plan (SWP) which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Contract Owners entering into an SWP agreement instruct Great American Reserve to withdraw a level dollar amount from specified investment options on a periodic basis. The total of SWP withdrawals in a Contract Year is limited to free withdrawal amounts to ensure that no withdrawal charge will ever apply to an SWP withdrawal (see "Withdrawal Charge"). If an additional withdrawal is made from a Contract participating in SWP, the SWP will terminate automatically and may be reinstated only on or after a written request to Great American Reserve. SWP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are automatically deducted from a bank account on a periodic basis. SWP is only available for withdrawals free of withdrawal charges. SWP withdrawals may, however, be subject to the 10 percent federal tax penalty on early withdrawals and to income tax (see "Federal Tax Matters"). Contract Owners interested in SWP may elect to participate in this program by written request to Great American Reserves Administrative Office.

     CHECK WRITING. A Contract Owner over age 59 1/2 and invested in the Money Market Sub-account may authorize Great American Reserve to withdraw amounts from the Money Market Sub-account by check by completing the required forms requested from Great American Reserve. Once the forms are properly completed, signed and returned to Great American Reserve, a supply of checks will be sent to the Contract Owner. These checks may be payable by the Contract Owner to the order of any person in any amount of $250 or more. When a check is presented for payment, full and fractional Accumulation Units required to cover the amount of the check and any applicable contract charges are withdrawn from the Contract Owners Individual Account by Great American Reserve at the next valuation period. Checks will not be honored for withdrawal of Accumulation Units held less than 15 calendar

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                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

days, unless such Accumulation Units have been paid for by bank wire. If the amount of the check is greater than the proceeds of the Money Market Sub-account held in the Individual Account, the check is returned and the Contract Owner may be subject to additional charges. The check writing privilege may be terminated or suspended at any time by Great American Reserve. There is an additional charge for this service to the Contract Owner by Great American Reserve. A "stop payment" system is not available on these checks.

     LOANS. Your Contract may contain a loan provision issued in connection with certain qualified plans. Owners of such Contracts may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "Loan Rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in detail in the contract.

     The amount of any loan will be deducted from the minimum death benefit (see "Death Benefit Before the Maturity Date"). In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan were outstanding. If investment results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CONTRACT CHARGES

     WITHDRAWAL CHARGE. There is no deduction for sales expenses from Purchase Payments when made. However, Great American Reserve may assess a withdrawal charge against the Purchase Payments when they are withdrawn to determine the amount to be paid.

If a withdrawal is made from the Contract before the Maturity Date, a withdrawal charge (a deferred sales load) may be assessed against Purchase Payments that have been in the Contract less than six complete contract years. There is never a charge with respect to free withdrawal amounts described below or Purchase Payments that have been in the Contract more than six complete contract years. The length of time from receipt of a Purchase Payment to the time of withdrawal determines the withdrawal charge. For this purpose, Purchase Payments will be deemed to be withdrawn in the order in which they are received and will be first from Purchase Payments and then from other contract values. The charge is a percentage of the Purchase Payment (not to exceed 8.5 percent of the aggregate amount of the Purchase Payments made) and equals:

CHARGE PERCENTAGE             YEARS PER PAYMENT
-----------------             -----------------

  9%............               1
  9%............               2
  8%............               3
  7%............               4
  5%............               5
  3%............               6
  0%............           7 and thereafter

     In addition, the following circumstances further limit or reduce withdrawal charges: For issue ages up to 52, there is no withdrawal charge made after the 15th Contract Year and later; for issue ages 53 to 56, there is no withdrawal charge made after you attain age 67 and later; for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from .9 to 0 for Contract Years one through 10 and later, respectively.


     A Contract Owner may make a free withdrawal from the investment options of the Individual Account in an amount up to the greater of: 10 percent of the Contract Value (as determined on the date of receipt of the requested withdrawal), or the Contract Value divided by the owner's life expectancy based on the Code, or the amount of any Purchase Payments that have been in the Contract more than six complete contract years without the application of the withdrawal charge described above. Additional withdrawals in excess of such amount in any Contract Year during the period when withdrawal charges are applicable will be subject to the appropriate charge as set forth above. From time to time, Great American Reserve may permit Contract Owners to pre-authorize partial withdrawals subject to certain limitations then in effect. On or after the Maturity Date, withdrawal charges may be made under the Fourth and Fifth Annuity Options (see "Annuity Options"). No withdrawal charges otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an annuity option provided for under the Contract that begins at least four years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum period of five years.


     In the case of a withdrawal of the entire amount of an Individual Account with a certain dollar amount, the withdrawal charge is deducted from the Purchase Payment amount withdrawn and the balance is paid to you. Example: You request a total withdrawal of $2,000 and the applicable withdrawal charge is 5 percent. Your Individual Account will be reduced by $2,000 and you will receive $1,880 (i.e., the $2,000 total withdrawal reduced by the 10 percent free withdrawal less the 5

--------------------------------------------------------------------------------

percent withdrawal charge and $30 Administrative Fee). In the case of a partial withdrawal of an Individual Account in which you request to receive a specified amount, the withdrawal charge will be calculated on the total amount that must be withdrawn from your Individual Account in order to provide you with the amount requested. Example: You request to receive $1,000 with a free withdrawal amount of $200 and the applicable withdrawal charge is 5 percent. Your Individual Account will be reduced by $1,042.11. In order to make a withdrawal of $1,000, the amount withdrawn must be greater than the amount requested by the amount of the withdrawal charge. The amount withdrawn is calculated by dividing
(a) the amount requested ($1,000 less the free withdrawal amount of $200) by (b) 1.00, minus the applicable deduction rate of 5 percent (or .95), which produces $1,042.11 ( $842.11 plus the $200 free withdrawal amount). The value of the Individual Account will be reduced by this amount.

     ADMINISTRATIVE CHARGES. Prior to the Maturity Date, an annual administrative fee of $30 is deducted on each Contract anniversary from the Individual Account value. Great American Reserve will waive the annual administrative fee if the owner's Individual Account value is $25,000 or greater. This administrative fee has been set at a level that will recover no more than the actual costs associated with administering the Contracts. If an Individual Account is fully withdrawn prior to the Maturity Date, the annual administrative fee will be deducted from proceeds paid. The administrative fee deduction is made first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the Sub-accounts of the Variable Account.

     A daily charge in an amount equal to 0.15 percent of the value of each Sub-account of the Variable Account on an annual basis is also deducted to reimburse Great American Reserve for administrative expenses. This asset-based administrative charge will not be deducted from the Fixed Account. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Sub-account of the Variable Account.

     Great American Reserve does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, Great American Reserve guarantees that it will not increase the amount of the administrative fees.

     MORTALITY AND EXPENSE RISK CHARGE. Great American Reserve assumes two risks under the Contract: an annuity mortality risk and an expense risk. Great American Reserve makes daily deductions from the variable portion of a Contract at an effective annual rate equal to 1.25 percent of the value of the assets of the Variable Account for the mortality and expense risks assumed by Great American Reserve consisting of .75 percent for the mortality risk and .50 percent for the expense risk. The annuity mortality risk is Great American Reserve's promise to continue making annuity payments, determined in accordance with the annuity tables and other provisions contained in the Contract, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This promise assures that neither the longevity of an Annuitant nor an improvement in life expectancy generally will have any adverse effect on the monthly annuity payments, and that Annuitants will not outlive the amounts which have been accumulated to provide such payment. The promise is based on Great American reserve's actuarial determination of expected mortality rates among Annuitants. If, in the future, longevity of Annuitants as a group is longer than Great American Reserve anticipated, Great American Reserve must provide amounts from its assets which are not assets of its various segregated asset accounts to fulfill its contract obligation. In that event, a loss may fall on Great American Reserve. Conversely, if longevity among Annuitants is shorter than anticipated, a gain may result to Great American Reserve.

     Great American Reserve also assumes the risk that the withdrawal charges and the administrative fees may be insufficient to cover actual sales and administrative expenses. If so, the shortfall will be made up from Great
American Reserve's general assets, which may include profits from other Sub-account deductions. Conversely, if the sales deductions and administrative fees exceed the actual sales and administrative expenses, a gain may result to Great American Reserve. The mortality and expense risk charge is not assessed against the Fixed Account.

     REDUCTION OR ELIMINATION OF CONTRACT CHARGES. In some cases, Great American Reserve may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Great American Reserve may be able to reduce or eliminate the contract charges for administrative expense and deferred sales load charges.

     PREMIUM TAXES. Any premium tax due may be deducted from Purchase Payments or from other values on the Maturity Date or at such other time as determined by Great American Reserve. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

     OTHER CHARGES. Currently, no charge is made against the Variable Account for Great American reserve's federal income taxes, or provisions for such taxes, that may be attributable to the Variable Account. Great American Reserve may charge each Sub-account of the Variable Account for its portion of any income tax charged to the Sub-account or its assets. Under

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                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

present laws, Great American Reserve may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Great American Reserve may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its Sub-accounts could have an adverse effect on the investment experience of such Sub-accounts.


     DEATH BENEFIT BEFORE MATURITY DATE. If the Annuitant dies prior to the Maturity Date, or the Owner if different than the Annuitant, Great American Reserve will pay the minimum death benefit to the beneficiary. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the Contract. Generally, the distribution of the minimum death benefit must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, except for IRAs and the five-percent owners of an employer, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of (a) the calendar year in which the Annuitant attains age 70 1/2 or (b) the calendar year in which the Annuitant retires. Distributions from IRAs and for five-percent owners must begin no later than April 1 of the calendar year following the calendar year in which the IRA holder or five-percent owner attains age 70 1/2. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

  The minimum death benefit during the first seven contract years will be equal to the greater of: (a) the Contract Value on the date due proof of death is received at Great American reserve's Administrative Office, or (b) the sum of all Purchase Payments made, less any partial withdrawals. During any subsequent seven-contract-year period, the minimum death benefit will be the greater of:
(a) the Contract Value on the date due proof of death is received at Great American Reserve's Administrative Office; or (b) the Contract Value on the last day of the previous seven-contract-year period plus any purchase payments made and less any subsequent partial withdrawals; or (c) the sum of all premiums paid, less any partial withdrawals. If the Annuitant or Owner dies after attaining the age of 80, the death benefit will be the Contract Value on the date due proof of death is received at Great American Reserve's Administrative Office. The minimum death benefit will be reduced by any outstanding loans.


  Death benefits generally will be paid within seven days of receipt of due proof of death at Great American reserve's Administrative Office, subject to postponement under the same circumstances that payment or withdrawals may be postponed (see "Withdrawals").

  OPTIONS UPON  TERMINATION OF  PARTICIPATION  IN THE PLAN (FOR GROUP  CONTRACTS
ONLY). Upon termination of participation in the Plan prior to the Maturity Date, a Contract Owner will have the following options:


(a) leave the Individual Account in force under the Contract, and the Sub-account will continue to participate in the investment results of the selected investment option. On the Maturity Date, the Participant will begin to receive annuity payments. During the interim, any of the options described below may be elected by the Contract Owner. This option will automatically apply, unless written election of another option is filed with Great American Reserve.

(b) apply the Individual Account to provide annuity payments commencing immediately.

(c) convert the Individual Account to an individual variable annuity contract of the type then being issued by Great American Reserve.

(d) terminate the Individual Account and receive its Contract Value less any applicable charges and outstanding loans.


     RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS. Participants in Optional Retirement Programs can withdraw their interest in a Contract only upon (1) termination of employment in all public institutions of higher education as defined by applicable law, (2) retirement, or (3) death. Accordingly, a Participant may be required to obtain a certificate of termination from his employer before he can withdraw his interest.

     RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Code provides that distributions (including withdrawals) under an annuity policy attributable to contributions made pursuant to a salary reduction agreement shall not begin prior to the time the employee:


(a) attains age 59 1/2, separates from the service of his or her employer, dies, or becomes disabled;

(b) suffers a financial hardship, as defined in then current Code and regulations; or

(c) enters into a divorce settlement pursuant to a qualified domestic relations order.

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Such Section only applies to distributions attributable to amounts accrued under any such policy after December 31, 1988.

Such Section further provides that, in the event of a financial hardship, any distribution made from any such policy shall consist only of contributions made pursuant to a salary reduction agreement and shall not include any income attributable to such contributions.

B. SETTLEMENT PROVISIONS

     OPTIONAL ANNUITY PERIOD ELECTIONS. The Contract Owner selects a Maturity Date and an Annuity option which may be on a fixed or variable basis, or a combination of both. The Contract Owner may select a Maturity Date at any time subject to applicable state requirements. The Maturity Date and the annuity options are normally established by the terms of the Contract. If the Contract Owner does not elect otherwise, (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain; and (b) the value of the Owner's Individual Account will be applied as follows: (1) any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and (2) any value in the Sub-account(s) of the Variable Account will be applied, separately, to provide variable annuity payments.

     By giving written notice to Great American Reserve at least 30 days prior to the Maturity Date, the Contract Owner may elect to change (a) the annuity option to any of the optional annuity forms described below or agreed to by Great American Reserve, and (b) the manner in which the value of the owner's Individual Account is to be applied to provide annuity payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed annuity payments or vice versa). Once annuity payments commence, no changes may be elected by the Contract Owner (except transfers: see "Transfers After Maturity Date").

     No election may be made that would result in a first monthly annuity payment of less than $50 if payments are to be on a fully fixed or variable basis, or less than $50 on each basis if a combination of variable and fixed annuity payments is elected. If at any time payments are or become less than $50 per monthly payment, Great American Reserve reserves the right to change the frequency of payment to such interval as will result in annuity payments of at least $50 each, except that payments shall not be made less frequently than annually.

     Prior to the selected Maturity Date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once annuity payments have commenced, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof.

     See "Federal Tax Matters" for information on the federal tax status of annuity payments or other settlements in lieu thereof.

ANNUITY OPTIONS

     FIRST OPTION - LIFE ANNUITY. An Annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. Of the first two options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment.

     SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. An Annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, annuity payments will be continued during the remainder of such period to the beneficiary designated by the Contract Owner. If no beneficiary is designated, Great American Reserve will, in accordance with the Contract provisions, pay in a lump sum to the annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment.
See "Determination of Amount of the First Monthly Variable Annuity Payment" below.

     Because it provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION - INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

     FOURTH OPTION - PAYMENTS FOR A FIXED PERIOD. Payments are made for the number of years selected, which may be from three through 20. If elected on a variable basis, payments under this option will vary monthly in accordance with the net investment rate of the Sub-accounts of the Variable Account, as applicable. Should the Annuitant die before the specified number of monthly payments is made, the remaining payments will be commuted and paid to the designated beneficiary in a lump sum payment.

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                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
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     FIFTH OPTION - PAYMENTS OF A FIXED AMOUNT.  Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis are made until the Individual Account value applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. Should the Annuitant die before the value is exhausted, the remaining value will be commuted and paid to the beneficiary in a lump sum payment. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the annuitant's death which shall result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

     To the extent that the Fourth or Fifth Option is elected on a variable basis, at any time during the payment period the Contract Owner may elect that the remaining value be applied to effect a lifetime annuity under one of the first two options described above, provided that the distribution will be made at least as rapidly during the life of the Annuitant. Since the Contract Owner may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Account values.

     PROCEEDS APPLIED TO AN ANNUITY OPTION. All or part of the Contract Value may be applied to an annuity option. The proceeds that will be applied to the annuity option will be as follows:

(a) the Contract Value less any outstanding loans, if the annuity option elected begins at least four years after the effective date of your contract and is paid under any life annuity option, or any option with payments for a minimum period of five years, with no rights of early withdrawal; or

(b)  the death benefit if proceeds  are payable under death of Annuitant; or

(c) the Contract Value less any outstanding loans, withdrawal charge and any administrative fee.

     DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. On or after the Maturity Date when annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment option at the end of the second Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each investment option as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

     The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account Value less any outstanding loans and applicable charges, which is to be applied to provide variable payments, by the amount of first monthly payment in accordance with annuity tables contained in the Contract. The annuity tables are based on the 1983 Individual Annuity Mortality Table. The amount of the first monthly payment varies according to the form of annuity selected (see "Annuity Options" above), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 percent per annum; however, an alternative 5 percent per annum, or such other rate as Great American Reserve may offer, may be selected prior to the Maturity Date.

     The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 percent rate, would produce a higher first payment, but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months was equal to the assumed rate, the annuity payments would be level during that period.

     If a greater first monthly payment would result, Great American Reserve will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

     VALUE OF AN ANNUITY UNIT. On the Maturity Date, a number of Annuity Units is established for the Contract Owner for each investment option on which variable annuity payments are to be based. For each Sub-account of the Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the Annuity Unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant and is the basis for calculating the amount of the second and subsequent annuity payments.

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     The Annuity Unit value is determined  for each Valuation  Period,  for each investment option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-account (see Net Investment Factor for Each Valuation Period) for the second preceding Valuation Period and (ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 percent assumed net investment rate is .99991902; for a 5 percent rate, the daily factor is
 .99986634.

     AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the Annuitant for the applicable Sub-account by (ii) the Annuity Unit value for the Sub-account. If Annuity Units are established for more than one Sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

1.   EXAMPLE  OF  CALCULATION  OF  MONTHLY   VARIABLE  ANNUITY   PAYMENTS.   The
     determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one investment option. If payments were based on the investment experience of more than one investment option, the same procedure would be followed to determine the portion of the monthly payment attributed to each investment option.


2. FIRST MONTHLY PAYMENT. Assume that at the Maturity Date there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to the Maturity Date was $1.40000000; this produces a total value for the Individual Sub-account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $5.22 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $5.22, or $292.32.


     Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the Participant: $292.32 $1.30000000 produces 224.862 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.


3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation
     Period preceding the due date of the second monthly payment. This is multiplied by .99753980 to neutralize the assumed net investment rate of 3 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of
     1.00751520. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30976976.


          The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 224.862 times $1.30976976 produces a payment of $294.52.

     TRANSFERS AFTER MATURITY DATE. Transfers after the Maturity Date may be made upon written notice to Great American Reserve at least 30 days before the due date of the first annuity payment for which the change will apply. Transfers will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units. Great American Reserve reserves the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to one in any six- month period once annuity payments have commenced. In addition, on or after the Maturity Date, no transfers may be made from a fixed annuity option. Great American Reserve reserves the right to defer the transfer privilege at any time that Great
American Reserve is unable to purchase or redeem shares of the Funds. Great American Reserve also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

     DEATH BENEFIT ON OR AFTER MATURITY DATE. If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the Annuitant dies on or after the Maturity Date, Great American Reserve will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, Great American Reserve will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

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                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
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C. OTHER CONTRACT PROVISIONS

     TEN-DAY RIGHT TO REVIEW. Contracts allow a "10-day free look", wherein the Contract Owner may revoke the contract by returning it to either a Great American Reserve representative or to Great American reserve's Administrative Office within 10 days of delivery of the Contract. Great American Reserve deems this period as ending 15 days after a Contract is mailed from its Administrative Office. If the Contract is returned under the terms of the 10-day free look, Great American Reserve will refund to the Contract Owner an amount equal to all payments received with respect to the Contract.

     OWNERSHIP. The Contract Owner is the person entitled to exercise all rights under the Contract. Prior to the Maturity Date, the Contract Owner is the person designated in the application or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner and after the death of the Annuitant, the beneficiary is the Contract Owner.

     In the case of non-qualified Contracts, ownership of the Contract may be changed or the Contract collaterally assigned at any time during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable beneficiary. Assigning a Contract, or changing the ownership of a Contract, may be treated as a distribution of the Contract Value for federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by Great American Reserve. Any assignment and any change, if approved, will be effective as of the date on which written. Great American Reserve assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted, or responsibility for the validity of any assignment.

     In the case of qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employee's trust which is part of a retirement plan qualified under Section 401 of the Code. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose.

     MODIFICATION. Great American Reserve may modify the Contract with the approval of the Contract Owner unless provided otherwise by the Contract. After the Contract has been in force, it may be modified by Great American Reserve except that the mortality and expense risk charge, the withdrawal charges and the administrative fees cannot be increased.

     A Group Contract shall be suspended automatically on the effective date of any modification initiated by Great American Reserve if the Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on behalf of the Participants then covered by the Contract.

     No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

     COMPANY APPROVAL. Each application is subject to acceptance by Great American Reserve. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each investment option of the Individual Account, is credited to the owner's Individual Account. If an application is complete upon receipt, the Purchase Payment will be credited to the owner's Individual Account within two business days. If it is not complete, Great American Reserve will request additional information to complete the processing of the application. If this is not accomplished within five business days, Great American Reserve will return any Purchase Payment to the applicant unless otherwise instructed. Subsequent Purchase Payments will be credited to the owner's Individual Account at the price next computed after the Purchase Payment is received by Great American Reserve at its Administrative Office.

FEDERAL TAX MATTERS

A. GENERAL


     The operations of the Variable Account form a part of and are taxed with the operations of Great American Reserve as a separate account under the Code. Accordingly, the Variable Account is not separately taxed as a trust or corporation and not treated as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Accumulation and Annuity Unit values and are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, separate account investment income and capital gains are not taxed. Therefore, the Variable Account does not make provisions for any such taxes. If changes in the federal tax laws or interpretations thereof were to result in Great American Reserve being taxed on income or gains attributable to any of the Variable Account or any Sub-account thereof or certain types of Contracts, then Great American Reserve has reserved the right to impose a charge against the Variable Account and its

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constituent  Sub-accounts  (with  respect to some or all  Contracts) in order to reimburse itself for payment of such taxes.

B. STATUS OF CONTRACTS


     Section 72 of the Code governs  taxation of annuities in general.  However,
Section 817(h) of the Code provides that variable annuity contracts such as the Contracts will not be treated as annuities unless the underlying investments are "adequately diversified" in accordance with regulations prescribed by the Secretary of the Treasury. Under the final regulations adopted by the Treasury with respect to these diversification requirements, there are limitations as to the percentage of assets in the Sub-account which may be made up of one or more investments. Generally, a Sub-account will be adequately diversified if (1) no more than 55 percent of the value of the total assets of the Sub-account is represented by any one investment; (2) no more than 70 percent of the value of the total assets of the Sub-account is represented by any two investments; (3) no more than 80 percent of the value of the total assets of the Sub-account is represented by any three investments; and (4) no more than 90 percent of the value of the total assets of the Sub-account is represented by any four investments. For purposes of this test, all securities of the same issuer are counted as one investment. Great American Reserve believes that the investment policies of the Variable Account and each Sub-account are more stringent than the diversification rules and therefore that the Variable Account and each Sub-account do and will continue to satisfy the diversification requirement of
Section 817(h).

     In addition, pursuant to Section 72(s) of the Code, a Contract will not be treated as an annuity contract for purposes of Section 72 unless the Contract provides that (1) if the Contract Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contract Owner's death; and (2) if the Contract Owner dies prior to the annuity starting date, the entire interest generally must be (A) distributed within five years after the death of the Contract Owner or (B) distributed as annuity payments over the life of a designated beneficiary (or over a period that does not extend beyond the life expectancy of a designated beneficiary) and that such distributions begin within one year of the Contract Owner's death. Section 72(s) also provides, however, that if the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Owner. Comparable rules concerning required distributions plus additional rules also apply to qualified Plans and to IRAs. Great American Reserve believes that the Contracts described in this Prospectus meet these requirements.

     NON-QUALIFIED CONTRACTS. Non-qualified Contracts are those Contracts which are held by individual purchasers and which are not held as part of the assets of a qualified pension, profit sharing, annuity purchase or other qualified Plan as described below. Under present law, so long as the Contract meets the requirements of the Code for treatment as an annuity, a Contract Owner is not taxed on increases in the value of a Contract until distributions occur. For this purpose, distributions include not only a partial withdrawal, a complete surrender of the Contract or annuity payments under an annuity option elected, but also the receipt of proceeds from loans and the absolute assignment or pledge of any portion of the value of a Contract. The income portion of a distribution is taxed as ordinary income. With respect to contributions to annuity contracts after February 28, 1986, Section 72(u) provides that an annuity contract owned by other than a natural person will generally be treated as not being an annuity contract and, as a result, the income from the Contract will be currently taxable to the owner of the Contract. The general rule, however, is subject to several exceptions which apply to all deferred annuity contracts that are either (1) acquired by an estate of a decedent by reason of the death of the decedent; or (2) held under certain qualified Plans; and to all immediate annuities. In Revenue Ruling 92-95, the Internal Revenue Service indicated that where an annuity contract was acquired before February 28, 1986, the exchange of that annuity contract for a new annuity contract in a non-taxable exchange under Section 1035 did not cause the new annuity contract to be treated as acquired after February 28, 1986.


     Generally, amounts received in the case of a partial withdrawal under a Contract are treated as taxable income to the extent of the excess of the cash value of the Contract immediately before the withdrawal over the "investment in the Contract". Any additional amount withdrawn at that time is not taxable. This general rule does not apply, however, in the case of a partial withdrawal under a Contract issued before August 14, 1982, where the partial withdrawal is allocable first to the "investment in the Contract" made before that date. Any amounts received are treated as taxable income only to the extent that such amounts exceed the "investment in the Contract". In the case of a complete surrender of any Contract (whether issued before or after August 14, 1982), the amounts received are treated as taxable income only to the extent such amounts exceed the "investment in the Contract". With respect to a Contract, the "investment in the Contract" generally equals the portion of any premium paid by or on behalf of an individual which was not excluded from the individual's gross income, reduced by the amount of prior distributions that were not included in the individual's gross income. For purposes of determining the amount of taxable income that must be reported by a Contract Owner who has received a partial distribution, all Contracts issued to the Contract Owner during a calendar year must be treated as one Contract.

--------------------------------------------------------------------------------

     If distributions are made from under a non-qualified Contract in the form of annuity payments the Contract Owner's gross income generally does not include that part of any amount received as an annuity that bears the same ratio to such amounts as the "investment in the Contract" bears to the expected return as of the annuity starting date. In this respect, (prior to the recovery of the investment in the Contract), there is generally no tax on the amount of each payment which represents this return in investment, however, the remainder of each payment is taxable as ordinary income. After the "investment in the Contract" is recovered, the full amount of any additional annuity payments is taxable, unless an individual's annuity starting date is prior to January 1,1987, in which case the exclusion ratio applies for the entire term of the annuity.


     Section 72(q) imposes a penalty tax on partial withdrawals received that is and complete surrenders equal to 10 percent of the amount treated as taxable income. In general, the penalty tax does not apply to withdrawals or surrenders
(1) that are made on or after age 59 1/2, (2) that are made as a result of death or disability, (3) that are received in substantially equal installments as a life annuity, (4) that are allocable to the "investment in the Contract" before August 14, 1982, or (5) that are received under an immediate annuity.

     Revenue Ruling 92-95 indicates that eligibility for the August 14, 1982, exception referred to in Item (4) above, will not be lost if a pre-existing contract is exchanged for a new annuity contract on or after that date in an exchange which is nontaxable under Section 1035 of the Code.

     Annuity distributions are generally subject to withholding for the recipient's income tax liability. The withholding rates vary according to the type of distribution. Recipients, however, are generally provided the opportunity to elect not to have tax withheld from distributions.

     QUALIFIED CONTRACTS. Qualified Contracts are those contracts which are held as part of the assets of qualified pension, profit sharing, annuity purchase or other qualified Plan as described below. Generally, increases in the value of an individual's account under a Contract purchased in connection with a qualified Plan are not taxable until benefits are received. The rules governing the tax treatment of contributions and distributions under such Plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of Plan and the terms and conditions of the Plan itself. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of Plans, based on Great American Reserve's understanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of Contracts for use with such a Plan and Plan Participants and their beneficiaries should consult legal counsel and other competent advisers as to the suitability of the Plan and the Contract to their specific needs, and as to applicable Code limitations and tax consequences. Owners under such Plans, as well as Annuitants and beneficiaries, should also be aware that the rights of any person with any benefits under such Plans may be subject to the terms and conditions of the Plans themselves regardless of the terms and conditions of the Contract. The Code imposes a number of rules for all qualified Plans, including among other things, nondiscrimination rules, maximum and minimum contributions, distribution dates, nonforfeitability of interests, and penalties for noncompliance. There are additional restrictions for so-called "top-heavy plans". Competent advisers should be consulted with respect to the impact of the Code on the qualification of the Plan and the taxation of the employee participating therein.

Following are brief descriptions of the various types of Plans and of the use of Contracts in connection therewith.


1. GOVERNMENT AND TAX-EXEMPT ORGANIZATIONS' DEFERRED COMPENSATION Plans. Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996 and amounts deferred under any 457 Plan after December 31, 1998 must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age.

2. PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS. Payments made to purchase annuity contracts by public school systems or certain tax-exempt organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the "exclusion allowance" provided by Section 403(b) of the Code, the limits on salary deferrals under Section 402 (g), or the overall limits for excludable contributions of Section 415 of the Code. Furthermore, the investment results credited to the Sub-account are not taxable until benefits are received either in the form of annuity payments or in a single sum.

--------------------------------------------------------------------------------

     If an employee's Individual Account is surrendered, usually the full amount received would be includable in income for that year and taxed at ordinary rates.


3. QUALIFIED EMPLOYEES' PENSION AND PROFIT-SHARING TRUST AND QUALIFIED ANNUITY PLANS. Contributions made to purchase Contracts by an employer and the earnings on such contributions for Plans that are qualified under Sections 401(a) or 403(a) of the Code are not taxable as income to the employee until distributed to him or her. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified Plan loses its qualification. Plans qualified under Section 401(a) or 403(a) of the Code are subject to extensive rules, including limitations on maximum contributions or benefits.


          Distributions of amounts not  attributable to  nondeductible  employee
     contributions   are  generally   taxable  as  ordinary  income  unless  the
     distribution qualifies for "lump-sum" treatment.

          Under the Code special considerations apply to Plans covering self-employed individuals. Such Plans are subject to extensive rules, including limitations on maximum contributions or benefits involving "key employees" or 5-percent owners, as well as to special rules pertaining to "top heavy" Plans. Purchasers of the Contracts for use with these Plans should seek competent advice as to the suitability of certain types of Plans and the funding contracts to be purchased.


4. INDIVIDUAL RETIREMENT ANNUITIES. Under Section 408 of the Code, an individual who receives compensation for personal services and who either
     (A) does not participate in an employer-sponsored pension plan and, if married, whose spouse does not participate in an employer-sponsored pension plan or (B) does participate in such a plan, or whose spouse does, but does not have adjusted gross income in excess of $40,000 for married individuals or $25,000 for a single taxpayer, may make deductible contributions in a retirement program known as an Individual Retirement Annuity or an Individual Retirement Account (each of which is an "IRA"). The individual is entitled to an income tax deduction for a contribution to an IRA of up to the lesser of $2,000 (or $4,000 effective for tax years after December 31, 1996 if the IRA is maintained for both the individual and his or her non-working spouse) or 100 percent of compensation. In addition, distributions from IRA Plans, qualified Plans or Section 403(b) annuities may, in whole or in part, qualify to be treated as a "rollover" on a tax-deferred basis into an IRA rollover. Distributions from IRAs are subject to certain restrictions. All distributions will be taxed to the individual as ordinary income at the time of distribution. Any distribution to the individual before the individual attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other Code requirements may result in adverse tax consequences to the individual.


          Individuals who do participate in an employer- sponsored pension plan or whose spouse participates in an employer-sponsored pension plan and who have adjusted gross income in excess of the above-mentioned amounts may generally participate in an IRA program; however, such contributions may not be eligible for an income tax deduction.


5. SIMPLIFIED EMPLOYEE PENSION PLANS. An employer may make contributions on behalf of employees to a simplified employee pension Plan as provided by
     Section 408(k) of the Code. The amount of contributions and distribution dates are limited by the Code provisions. All distributions from the Plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other Code requirements may result in adverse tax consequences.

6. SIMPLE IRAs. Subject to certain limitations, an employer may adopt the Savings Incentive Match Plan for Employees (SIMPLE Plan). The simplest version of a SIMPLE Plan is the SIMPLE IRA. Generally, contributions to a SIMPLE IRA are excludable from the employee's income and distributions made from a SIMPLE IRA are taxed as ordinary income. The SIMPLE IRA requires either a specified employer matching contribution or a qualified non-elective employer contribution. Special rules apply to SIMPLE IRAs, including early withdrawal penalty taxes, that may not apply to IRAs. A competent tax advisor should be consulted for additional information before an investment is made in a SIMPLE IRA


C. TAXATION OF DISTRIBUTIONS

     The following rules generally apply to distributions from Contracts purchased in connection with the qualified Contracts discussed above, other than IRA or governmental and tax-exempt organizations' deferred compensation plans.

     The portion, if any, of any contribution under a Contract made by or on behalf of an individual which is not excluded from the employees gross income (generally, the employees own non-deductible contributions) constitutes his or her investment in the Contract. If a distribution is made under certain qualified contracts in the form of annuity payments the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the annuity starting date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant; however, the remainder of each payment is taxable as ordinary income. Generally, after the "investment in the Contract" is recovered, the full amount of any additional annuity payments is taxable. In certain circumstances, tax may be deferred by rolling over the proceeds to an IRA or another qualified Plan. If a surrender or withdrawal from the Contract is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump sum distribution" treatment under certain qualified Plans as discussed below.

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                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------


     If an employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee from a Plan and all similar plans and the benefits are paid as a result of the employee's death, disability or separation from service or after the employee attains age 59 1/2, the distribution may be eligible for the special "five-year averaging" for tax years beginning before December 31, 1999. A "10-year averaging" procedure may also be available to individuals who attained 50 before January 1, 1986. For further information regarding these rules, a competent tax advisor should be consulted.

     The  taxation  of  benefits   payable  upon  an  employee's  death  to  his
beneficiary generally follows these same principles, subject to a variety of special rules.

     IRA distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

     As of January 1, 1993, certain distributions from retirement plans qualified under Section 401 or 403(b) of the Code, that are not directly rolled over to another eligible retirement plan or an IRA, are subject to a mandatory 20% withholding for federal income tax.

     Distributions to a Participant from a Section 457 plan retain their character as wages and federal income taxes must be withheld under the wage withholding rules. Federal income tax on payment to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld. For complete information on withholding, a qualified tax advisor should be consulted.

     There also may be imposed a penalty tax on partial withdrawals and complete surrenders equal to 10 percent of the amount treated as taxable income. In general, there is no penalty tax on the following withdrawals or surrenders: (1) a distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the participant, or the joint lives (or joint life expectancies) of the participant and beneficiary (2) made on or after age 59 1/2; (3) a distribution to a terminated employee, age 55 or older, with the exception of distributions from an IRA; (4) a hardship distribution used to pay certain medical expenses (5) a distribution made to, or on behalf of, an alternate payee pursuant to a qualified domestic relations order; with the exception of distributions from an IRA; and (6) a distribution after death or disability of the employee.

D. OTHER CONSIDERATIONS

     The previous discussion is general in nature and is not intended as tax advice. It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules exist with respect to other tax situations not discussed herein. Further, the federal income tax consequences discussed herein reflect current law which is subject to change at any time. The foregoing discussion also does not address any applicable state, local or foreign tax laws. Before an investment is made, a competent tax adviser should be consulted.


GENERAL MATTERS

     PERFORMANCE INFORMATION. Performance information for the Variable Account investment options may appear from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account investment options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each Sub-account first became available for investment. Additional total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender at the end of the illustrated period). Performance information may be shown by means of schedules, charts or graphs. See the Statement of Additional Information for a description of the methods used to determine yield and total return information for the Sub-accounts.


     DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. ("Conseco Equity Sales"), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Great American Reserve, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. Such registered representatives will also be licensed insurance representatives of Great American Reserve. See the Statement of Additional Information for more information.

--------------------------------------------------------------------------------
     CONTRACT OWNER INQUIRIES. All Contract Owner inquiries should be directed to Great American reserve's Administrative Office address or telephone number appearing on page 1 of this Prospectus.


     LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Great American Reserve nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


     OTHER INFORMATION. This Prospectus contains information concerning the Variable Account, Great American Reserve, and the Contracts, but does not contain all of the information set forth in the Registration Statement and all exhibits and schedules relating thereto, which Great American Reserve has filed with the Securities and Exchange Commission, Washington, D.C.

     Additional information may be obtained from Great American Reserve by requesting from Great American reserve's Administrative Office, 11815 N.
Pennsylvania Street, Carmel, Indiana 46032, a Statement of Additional Information. For convenience, the Table of Contents of the Statement of Additional Information is provided below:

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION

                                         PAGE


General Information and History ......... B-2
Independent Accountants.................. B-2
Distribution................. ........... B-2
Calculation of Yield Quotations ......... B-2
Calculation of Total Return Quotations .. B-3
Other Performance Data................... B-5
Financial Statements .................... F-1

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------


     If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

           Great American Reserve Insurance Company
           Administrative Office
           11815 N. Pennsylvania Street

           Carmel, Indiana  46032

Gentlemen:

     Please send me a free copy of the Statement of Additional Information for Great American Reserve Variable Annuity Account E at the following address:


Name:
     ---------------------------------------------------------------------------
Mailing Address:
                ----------------------------------------------------------------


                ----------------------------------------------------------------

                ----------------------------------------------------------------


                                   Sincerely,


                                   ----------------------------------------
                                   (Signature)

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

APPENDIX A

CONSECO SERIES TRUST

     Conseco Series Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on November 15, 1982. Trust shares are offered only to separate accounts of various insurance companies to fund benefits of variable life and variable annuity contracts. Conseco Capital Management serves as the investment adviser.

THE ALGER AMERICAN FUND

     The Alger American Fund is an open-end management investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts on April 6, 1988. Trust shares are offered only to separate accounts of various insurance companies to fund benefits of variable life and variable annuity contracts. Fred Alger Management, Inc. serves as the investment adviser.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is an open-end management investment company organized as a Maryland corporation on June 4, 1987, and is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The fund offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts.


BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware on October 17, 1995. Trust shares are offered only to separate accounts of various insurance companies in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as to certain qualified retirement plans. The investment adviser is Berger Associates, Inc.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

DREYFUS STOCK INDEX FUND

     Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated in the name Dreyfus Life and Annuity Index Fund, Inc. under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. On May 1, 1994, the Fund began operating under the name Dreyfus Stock Index Fund. The Dreyfus Corporation serves as the Fund's manager and Mellon Equity Associates serves as the Fund's index manager.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 15, 1993. Trust shares are offered only to separate accounts of various insurance companies to serve as the investment medium of variable life insurance policies and variable annuity contracts issued by the insurance companies. Federated Advisers serves as the investment adviser.

JANUS ASPEN SERIES

     Janus Aspen Series is an open-end management investment company organized as a business trust under the laws of the State of Delaware on May 20, 1993. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts, and to qualified retirement plans. The investment adviser and manager is Janus Capital Corporation.

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NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger & Berman Advisers Management Trust is a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and consists of seven separate portfolios. Each portfolio of the Trust invests all of its net investable assets in a corresponding series of Neuberger & Berman Advisers Managers Trust, whose investment adviser is Neuberger & Berman Management Incorporated. Shares of the Trust are offered to life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.

STRONG SPECIAL FUND II

     Strong Special Fund II is a diversified open-end management investment company established as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the Fund.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc., is an open-end management investment company and was organized as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the Fund.


VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.


     A full description of the Conseco Series Trust, the Alger American Fund, the American Century Variable Portfolios, Inc., the Berger Institutional Products Trust, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Stock Index Fund, the Federated Insurance Series, the Janus Aspen Series, the Neuberger and Berman Advisers Management Trust, the Strong Variable Insurance Funds, Inc. Growth Fund II, the Strong Special Fund II, and the Van Eck Worldwide Insurance Trust, including the investment objectives, policies and restrictions of each of the eligible Funds, is contained in the prospectuses of the Funds which accompany this Prospectus and should be read carefully by a prospective purchaser before investing.

                                     PART B

                             Great American Reserve

                                Insurance Company

                           VARIABLE ANNUITY ACCOUNT E
             INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY CONTRACTS
                       STATEMENT OF ADDITIONAL INFORMATION


                                Dated May 1, 1997


             Offered by Great American Reserve Insurance Company
                 11815 N. Pennsylvania St., Carmel, IN 46032

                                (317) 817-3700


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for Great American Reserve Variable Annuity Account E ("Variable Account") -- Individual Variable Deferred Annuity Contracts or Group Variable Deferred Annuity Contracts, dated May 1, 1997. You can obtain a copy of the Prospectus by contacting Great American Reserve Insurance Company ("Great American Reserve") at the address or telephone number given above.


                               TABLE OF CONTENTS                       Page


General Information and History.........................................B-2
Independent Accountants.................................................B-2
Distribution............................................................B-2
Calculation of Yield Quotations.........................................B-2
Calculation of Total Return Quotations..................................B-3
Other Performance Data..................................................B-5
Financial Statements....................................................F-1

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY

     Great American Reserve is an indirect wholly owned subsidiary of Conseco, Inc. ("Conseco"). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. Conseco has its principal offices at 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     The Variable Account was established by Great American Reserve.

INDEPENDENT ACCOUNTANTS

     The financial statements of Great American Reserve Variable Annuity Account E and Great American Reserve included in the Prospectus and the Statement of
Additional   Information  have  been  examined  by  Coopers  &  Lybrand  L.L.P.,
Indianapolis, Indiana, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION


     Great American Reserve continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of Great American Reserve. For the years ended December 31, 1996 and December 31, 1995, and from commencement of operations on July 25, 1994, until December 31, 1994, Great American Reserve paid Conseco Equity Sales total underwriting commissions of $2,195,600, $684,533 and $20,522. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

     Conseco Equity Sales performs the sales functions relating to the Contracts and Great American Reserve provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), Great American Reserve makes sales and administrative deductions, varying by type of Contract. See "Contract Charges" in the Prospectus.


CALCULATION OF YIELD QUOTATIONS

     The Money Market Sub-account's standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-account's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, mortality and expense risk fees and the administrative charge, but does not include a deduction of any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

     The Money Market Sub-account's effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or repre-sentation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Sub-account maturity, the types and quality of Portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.

--------------------------------------------------------------------------------


     The Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, and Government Securities Portfolios; The Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond, International Equity, and Utility Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


  YIELD = 2 ((A - B/CD) + 1)6 - 1

  Where:


   A = the dividends and interest earned during the period.

   B = the expenses accrued for the period (net of reimbursements, if any).

   C = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.

   D = the maximum offering price per accumulation unit on the last day of the period.


CALCULATION OF TOTAL RETURN QUOTATIONS


     Great American Reserve may include certain total return quotations for one or more of the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, and Government Securities Portfolios; The Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; The Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond, International Equity, and Utility Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly,Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.


     Average annual total return quotations are computed according to the following formula:

P (1+T)n = ERV

 Where:

   P = beginning  purchase payment of $1,000

   T = average annual total return

   n = number of years in period

 ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM PAYMENT VARIABLE ANNUITY


                                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                                           1 Year         Since
VARIABLE ACCOUNT SUB-ACCOUNTS (1)                                    1/1/96 - 12/31/96  Inception
======================================================================================================

CONSECO SERIES TRUST
   Asset Allocation Portfolio ...........................................      13.78%       19.86%(2)
   Common Stock Portfolio ...............................................      28.64%       30.05%(2)
   Corporate Bond Portfolio .............................................      (6.98)%       4.15%(2)
   Government Securities Portfolio ......................................      (8.96)%       2.82%(2)
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap Portfolio ............................      (0.75)%      24.48%(3)
   Alger American Growth Portfolio ......................................        N/A        (7.42)%(4)
   Alger American MidCap Growth Portfolio ...............................        N/A       (14.83)%(4)
   Alger American Small Capitalization Portfolio ........................      (7.69)%       8.58%(3)
BERGER IPT
   Berger IPT - 100 Fund ................................................        N/A        (9.29)%(4)
   Berger IPT - Growth and Income Fund ..................................        N/A         0.64%(4)
   Berger IPT - Small Company Growth Fund ...............................        N/A       (15.09)%(4)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC........................       7.47%       16.72%(3)
DREYFUS STOCK INDEX FUND ................................................       8.17%       16.11%(3)
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ...................................       1.34%        5.83%(3)
   Federated International Equity Fund II ...............................      (3.97)%      (0.23)%(3)
   Federated Utility Fund II ............................................      (1.14)%       7.60%(3)
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ..........................................      (4.39)%      13.75%(3)
   Growth Portfolio .....................................................       5.00%       14.57%(3)
   Worldwide Growth Portfolio ...........................................      14.42%       23.76%(3)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)       4.69%        8.68%(3)
   Worldwide Bond Fund ..................................................      (9.14)%      (4.05)%(3)
   Worldwide Emerging Markets Fund ......................................        N/A         5.07%(4)
======================================================================================================

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. International and Value Funds, the Berger/BIAM IPT - International Fund, the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios, the Strong Special Fund II, or the Strong Variable Insurance Funds, Inc. Growth Fund II, because these Funds were not available as of December 31, 1996.
(2)   Since inception (July 25, 1994).
(3)   Since inception (June 1, 1995).
(4)   Since inception (May 1, 1996).

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------
OTHER PERFORMANCE DATA

     Great American Reserve may from time to time also illustrate average annual total returns in a non-standard format, as appears in the following "Gross Average Annual Total Returns" table, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

     All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

     Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to contract owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment option's performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     Reports and promotional literature may also contain the ratings Great American Reserve has received from independent rating agencies. However, Great American Reserve does not guarantee the investment performance of the Variable Account investment options.

                                                                  Great American
                                                                         Reserve
                                                                  1997 Account E
--------------------------------------------------------------------------------
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM PAYMENT VARIABLE ANNUITY

                                                                    GROSS AVERAGE ANNUAL TOTAL RETURNS
                                                                           1 Year             Since
VARIABLE ACCOUNT SUB-ACCOUNTS (1)                                    1/1/96 - 12/31/96     Inception
======================================================================================================

CONSECO SERIES TRUST
   Asset Allocation Portfolio ...........................................     26.50%       24.28%(2)
   Common Stock Portfolio ...............................................     42.96%       34.84%(2)
   Corporate Bond Portfolio .............................................      3.50%        8.01%(2)
   Government Securities Portfolio ......................................      1.31%        6.63%(2)
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap Portfolio ............................     10.47%       32.11%(3)
   Alger American Growth Portfolio ......................................      N/A          6.55%(4)
   Alger American MidCap Growth Portfolio ...............................      N/A         (1.98)%(4)
   Alger American Small Capitalization Portfolio ........................      2.72%       15.23%(3)
BERGER IPT
   Berger IPT - 100 Fund ................................................      N/A          4.39%(4)
   Berger IPT - Growth and Income Fund ..................................      N/A         15.82%(4)
   Berger IPT - Small Company Growth Fund ...............................      N/A         (2.27)%(4)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................     19.53%       23.88%(3)
DREYFUS STOCK INDEX FUND ................................................     20.31%       23.23%(3)
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ...................................     12.71%       12.31%(3)
   Federated International Equity Fund II ...............................      6.80%        5.88%(3)
   Federated Utility Fund II ............................................     10.00%       14.19%(3)
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ..........................................      6.44%       20.71%(3)
   Growth Portfolio .....................................................     16.79%       21.59%(3)
   Worldwide Growth Portfolio ...........................................     27.23%       31.35%(3)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)     16.41%       15.34%(3)
   Worldwide Bond Fund ..................................................      1.09%        1.83%(3)
   Worldwide Emerging Markets Fund ......................................      N/A         20.92%(4)
======================================================================================================

(1) No information is provided with respect to the Sub-accounts investing in the American Century Variable Portfolios, Inc. International and Value Funds, the Berger/BIAM IPT - International Fund, the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios, the Strong Special Fund II, or the Strong Variable Insurance Funds, Inc. Growth Fund II because these Funds were not available as of December 31, 1996.
(2)  Since inception (July 25, 1994).
(3)  Since inception (June 1, 1995).
(4)  Since inception (May 1, 1996).

FINANCIAL STATEMENTS

     Audited Financial Statements of Great American Reserve Annuity Account E and Great American Reserve Insurance Company as of December 31, 1996 are included herein.

INDEX TO FINANCIAL STATEMENTS

                                                                            PAGE

GREAT AMERICAN RESERVE VARIABLE ANNUITY
ACCOUNT E

  Report of Independent Accountants ...............................         F-2
  Statement of Assets and Liabilities as of
    December 31, 1996 .............................................         F-3
  Statements of Operations for the Years Ended
    December 31, 1996 and 1995 ....................................         F-5
  Statements of Changes in Net Assets for the
    Years Ended December 31, 1996 and 1995 ........................         F-5
  Notes to Financial Statements ...................................         F-6

GREAT AMERICAN RESERVE INSURANCE COMPANY

  Report of Independent Accountants ...............................         F-9
  Balance Sheet -- Statutory Basis as of
    December 31, 1996 and 1995 ....................................         F-10
  Statement of Operations -- Statutory Basis
    For the Years Ended December 31, 1996
    and 1995 ......................................................         F-12
  Statement of  Shareholder's  Equity  --
    Statutory  Basis  For the Years  Ended
    December 31, 1996 and 1995 ....................................         F-13
  Statement of Cash Flows -- Statutory Basis
    For the Years Ended December 31, 1996,
    and 1995 ......................................................         F-14
  Notes to Statutory Basis Financial Statements ...................         F-15

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF GREAT AMERICAN RESERVE INSURANCE COMPANY AND CONTRACT OWNERS OF GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

     We have audited the accompanying statement of assets and liabilities of Great American Reserve Variable Annuity Account E (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1996 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Variable Annuity Account E as of December 31, 1996, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Indianapolis, Indiana
February 21, 1997

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996

====================================================================================================================================
                                                                                                                            Reported
                                                                                            Shares           COST              Value
                                                                                         ===========================================

Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger American Fund:
           Alger American Growth Portfolio ...................................              2,228.2     $   75,938       $    76,493
           Alger American Leveraged AllCap Portfolio .........................             66,983.2      1,253,918         1,296,794
           MidCap Portfolio ..................................................              1,977.2         42,182            42,213
           Alger American Small Capitalization Portfolio .....................             59,660.5      2,426,458         2,440,712
        Berger Institutional Products Trust:
           100 Fund ..........................................................              6,895.0         69,671            71,639
           Growth and Income Fund ............................................              5,945.2         64,659            66,230
           Small Company Growth Fund .........................................              4,263.0         44,658            42,374
        Conseco Series Trust:
           Asset Allocation Portfolio ........................................            312,532.4      4,145,115         4,209,385
           Common Stock Portfolio ............................................            320,252.1      6,708,965         6,996,839
           Corporate Bond Portfolio ..........................................            186,680.3      1,856,056         1,861,142
           Government Securities Portfolio ...................................             13,300.8        159,975           158,849
           Money Market Portfolio ............................................          1,254,757.8      1,254,758         1,254,758
        Dreyfus Stock Index Fund .............................................            128,076.3      2,438,791         2,597,387
        The Dreyfus Socially Responsible Growth Fund, Inc. ...................             15,466.6        307,519           310,724
        Federated Insurance Series:
           Federated High Income Bond Fund II ................................             59,732.4        589,035           611,660
           Federated International Equity Fund II ............................              9,154.6         98,715           102,166
           Federated Utility Fund II .........................................             30,856.6        339,890           364,416
        The Janus Aspen Series:
           Aggressive Growth Portfolio .......................................             77,020.9      1,411,595         1,404,861
           Growth Portfolio ..................................................            129,029.6      1,924,726         2,001,249
           Worldwide Growth Portfolio ........................................            172,509.0      3,145,653         3,353,574
        The Van Eck Worldwide Insurance Trust:
           Gold and Natural Resources Fund ...................................             48,926.6        781,504           818,053
           Worldwide Bond Fund ...............................................            166,197.3      1,809,105         1,844,790
           Worldwide Emerging Markets Fund ...................................             12,104.2        147,150           151,182
           Worldwide Hard Assets Fund ........................................            130,278.7      1,540,251         1,929,428
====================================================================================================================================


           Total assets ......................................................                                            34,006,918

Liabilities:
      Amounts due to Great American Reserve Insurance Company   ..............                                                39,723
------------------------------------------------------------------------------------------------------------------------------------
           Net assets (Note 6)................................................                                          $ 33,967,195
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

              GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                                December 31, 1996

====================================================================================================================================
                                                                                                            Unit           Reported
                                                                                           Units           Value             Value
                                                                                     ===============================================

Net assets attributable to:
    Contract owners' deferred annuity reserves:
        Alger American Growth Portfolio.......................................             73,226.5     $1.043521      $     76,414
           Alger American Leveraged AllCap Portfolio..........................            832,794.1      1.555302         1,295,246
           MidCap Portfolio...................................................             42,736.2      0.986695            42,168
           Alger American Small Capitalization Portfolio......................          1,946,992.8      1.252107         2,437,844
        Berger Institutional Products Trust:
           100 Fund...........................................................             69,521.1      1.029280            71,557
           Growth and Income Fund.............................................             59,956.1      1.103582            66,166
           Small Company Growth Fund..........................................             42,981.8      0.984692            42,324
        Conseco Series Trust:
           Asset Allocation Portfolio.........................................          2,475,992.2      1.698128         4,204,552
           Common Stock Portfolio.............................................          3,374,109.6      2.071274         6,988,704
           Corporate Bond Portfolio...........................................          1,540,494.1      1.206516         1,858,631
           Government Securities Portfolio....................................            135,679.6      1.169361           158,658
           Money Market Portfolio.............................................          1,144,950.6      1.094516         1,253,167
        Dreyfus Stock Index Fund..............................................          1,862,979.9      1.392679         2,594,533
        The Dreyfus Socially Responsible Growth Fund, Inc.....................            221,018.2      1.404343           310,386
        Federated Insurance Series:
           Federated High Income Bond Fund II.................................            508,205.1      1.202161           610,945
           Federated International Equity Fund II.............................             93,215.1      1.094819           102,054
           Federated Utility Fund II..........................................            294,881.5      1.234309           363,975
        The Janus Aspen Series:
           Aggressive Growth Portfolio........................................          1,041,049.6      1.347927         1,403,258
           Growth Portfolio...................................................          1,466,042.4      1.363534         1,998,998
           Worldwide Growth Portfolio.........................................          2,173,780.7      1.541029         3,349,859
        The Van Eck Worldwide Insurance Trust:
           Gold and Natural Resources Fund ...................................            651,603.1      1.253925           817,061
           Worldwide Bond Fund................................................          1,790,258.5      1.029224         1,842,577
           Worldwide Emerging Markets Fund....................................            132,952.7      1.135940           151,026
           Worldwide Hard Assets Fund.........................................          1,257,325.2      1.532692         1,927,092
------------------------------------------------------------------------------------------------------------------------------------


           Net assets.........................................................                                           33,967,195
====================================================================================================================================
   The accompanying notes are an integral part of these financial statements.

              GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                            STATEMENTS OF OPERATIONS
                 For the Years Ended December 31, 1996 and 1995
=====================================================================================================================
                                                                                     1996               1995
---------------------------------------------------------------------------------------------------------------------

Investment income:
      Dividends from investments in portfolio shares.......................      $  1,880,859       $  268,996
Expenses:
      Mortality and expense risk fees......................................           211,735           17,815
      Administrative fees..................................................            24,908            2,137
---------------------------------------------------------------------------------------------------------------------
      Total expenses.......................................................           236,643           19,952
---------------------------------------------------------------------------------------------------------------------
      Net investment income................................................         1,644,216          249,044
---------------------------------------------------------------------------------------------------------------------
Net  realized  gains  (losses) and  unrealized  appreciation
(depreciation) of investments in portfolio shares:
      Net realized gains on sales of investments in portfolio shares.......            90,408           72,012
      Net change in unrealized appreciation (depreciation) of portfolio shares      1,416,628          (46,944)
---------------------------------------------------------------------------------------------------------------------
          Net gain on investments in portfolio shares .....................         1,507,036           25,068
---------------------------------------------------------------------------------------------------------------------
              Net increase in net assets from operations ..................       $ 3,151,252       $  274,112
---------------------------------------------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1996 and 1995


=====================================================================================================================
                                                                                           1996            1995
---------------------------------------------------------------------------------------------------------------------


Changes from operations:
      Net investment income ..................................................     $   1,644,216      $  249,044
      Net realized gains on sales of investments in portfolio shares  ........            90,408          72,012
      Net change in unrealized appreciation (depreciation) of investments
        in portfolio shares ..................................................         1,416,628         (46,944)
---------------------------------------------------------------------------------------------------------------------
           Net increase in net assets from operations ........................         3,151,252         274,112
---------------------------------------------------------------------------------------------------------------------
Changes from principal transactions:
      Net contract purchase payments..........................................        26,259,253       4,933,143
      Contract redemptions....................................................          (523,287)         (9,667)
      Net transfers (to) from fixed account...................................          (239,681)         42,904
---------------------------------------------------------------------------------------------------------------------
          Net increase in net assets from principal transactions .............        25,496,285       4,966,380
---------------------------------------------------------------------------------------------------------------------
           Net increase in net assets.........................................        28,647,537       5,240,492
Net assets, beginning of year ................................................         5,319,658          79,166
---------------------------------------------------------------------------------------------------------------------
           Net assets, end of year (Note 6)...................................       $33,967,195      $5,319,658
=====================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1996


(1)   GENERAL


     Great American Reserve Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993 and commenced operations on July 25, 1994 as a segregated investment account for individual and group variable annuity contracts issued by Great American Reserve Insurance Company (the "Company") which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Effective June 1, 1995 (or June 1, 1996) the following investment options were available:

THE ALGER AMERICAN FUND
      Alger American Growth Portfolio (June 1, 1996)
      Alger American Leveraged AllCap Portfolio
      Alger American MidCap Portfolio (June 1, 1996)
      Alger American Small Capitalization Portfolio
BERGER INSTITUTIONAL  PRODUCTS  TRUST
      100 Fund (June 1,  1996)
      Growth and Income Fund (June 1, 1996)
      Small Company Growth Fund (June 1, 1996)
THE CONSECO SERIES TRUST
      Asset Allocation Portfolio
      Common Stock Portfolio
      Corporate Bond Portfolio
      Government Securities Portfolio
      Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
FEDERATED INSURANCE SERIES
      Federated High Income Bond Fund II
      Federated International Equity Fund II
      Federated Utility Fund II
THE JANUS ASPEN SERIES
      Aggressive Growth Portfolio
      Growth Portfolio
      Worldwide Growth Portfolio

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1996


THE VAN ECK WORLDWIDE INSURANCE TRUST
      Gold and Natural Resources Fund
      Worldwide Bond Fund
      Worldwide Emerging Markets Fund (June 1, 1996)
      Worldwide Hard Assets Fund


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENT VALUATION, TRANSACTIONS AND INCOME


     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, with the exception of regional business holidays. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.


     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES


     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.


ANNUITY RESERVES


     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES


     The aggregate costs of purchases of investments in portfolio shares for the years ended December 31, 1996 and 1995 were $29,565,192 and $6,575,469, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1996 and 1995 were $2,741,697 and $1,353,396, respectively.

(4)   DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.


     The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $211,735 and $17,815 for the years ended December 31, 1996 and 1995, respectively.

     Pursuant to an agreement between Account E and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account E. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30. These sales and administrative charges were $21,774 for the year ended December 31, 1996. The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $24,908 and $2,137 for the years ended December 31, 1996 and 1995, respectively.


(5)   OTHER TRANSACTIONS WITH AFFILIATES


     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.


(6)   NET ASSETS


      Net assets consisted of the following at December 31, 1996:

Proceeds from the sales of units since organization,
    less cost of units redeemed...............              $  30,540,559
Undistributed net investment income...........                  1,893,584
Undistributed net realized gains on sales of investments          162,421
Net unrealized appreciation of investments....                  1,370,631
                                                            -------------
       Total net assets.......................               $ 33,967,195
                                                            =============
                                       F-8

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors
Great American Reserve Insurance Company

     We have audited the accompanying balance sheet of Great American Reserve Insurance Company (the "Company") as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity and cash flows for the year ended December 31, 1996 and the four months ended December 31, 1995. We have also audited the accompanying statements of operations, shareholder's equity and cash flows of the Company for the eight months ended August 31, 1995, and the year ended December 31, 1994, based on the basis of accounting applicable to periods prior to the adoption of push down accounting upon Conseco, Inc.'s purchase of all common shares of the Company it did not previously own (see note 1 of the notes to financial statements regarding the adoption of push down accounting). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for the year ended December 31, 1996, the four months ended December 31, 1995, the eight months ended August 31, 1995 and the year ended December 31, 1994, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Indianapolis, Indiana
March 14, 1997

                    GREAT AMERICAN RESERVE INSURANCE COMPANY


                                  BALANCE SHEET
                           December 31, 1996 and 1995
                              (Dollars in millions)

                                     ASSETS

                                                                                                     1996               1995
                                                                                                     ----               ----
Investments:
     Actively managed fixed maturities at fair value (amortized cost:
       1996 - $1,810.8; 1995 - $1,980.1) .............................................           $  1,795.1         $  2,030.9
     Mortgage loans ..................................................................                 77.3               95.5
     Credit-tenant loans .............................................................                 93.4               79.4
     Policy loans ....................................................................                 80.8               84.7
     Other invested assets ...........................................................                 89.0               37.8
     Short-term investments ..........................................................                 14.8               19.0
     Assets held in separate accounts ................................................                232.4              137.5
                                                                                                    --------           --------
        Total investments ............................................................              2,382.8            2,484.8
Accrued investment income ............................................................                 32.9               34.0
Cost of policies purchased ...........................................................                143.0              120.0
Cost of policies produced ............................................................                 38.2               24.0
Reinsurance receivables ..............................................................                 25.7               27.0
Goodwill (net of accumulated amortization: 1996 - $11.7; 1995 - $10.2) ...............                 49.7               53.0
Other assets .........................................................................                  8.2               14.0
                                                                                                   --------           --------
        Total assets .................................................................            $ 2,680.5          $ 2,756.8
                                                                                                  =========         ==========



                            (continued on next page)



                  The accompanying notes are an integral part
                          of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                           December 31, 1996 and 1995
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY

                                                                                                      1996                1995
                                                                                                      ----                ----

Liabilities:
     Insurance liabilities...........................................................               $1,957.5          $  2,039.1
     Income tax liabilities .........................................................                   29.8                39.0
     Investment borrowings ..........................................................                   48.4                84.2
     Other liabilities ..............................................................                   15.5                14.4
     Liabilities related to separate accounts .......................................                  232.4               137.5


          Total liabilities .........................................................                2,283.6             2,314.2
                                                                                                     -------             -------


Shareholder's equity:
     Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
     shares authorized,  1,043,565 shares issued and outstanding) ....................                 380.8               380.8
     Unrealized  appreciation  (depreciation)  of  securities:
      Fixed  maturity securities (net of applicable deferred income taxes:
        1996 - $(2.4); 1995 - $6.8)...................................................                  (4.4)               11.8
       Other investments (net of applicable deferred income taxes:
        1996 - $(.1); 1995 - $.4).....................................................                   (.2)                 .6
     Retained earnings................................................................                  20.7                49.4


          Total shareholder's equity..................................................                 396.9               442.6
                                                                                                       =====               =====
          Total liabilities and shareholder's equity..................................              $2,680.5            $2,756.8


                     The accompanying notes are an integral
                        part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY


                             STATEMENT OF OPERATIONS
                              (Dollars in millions)

                                                                                                         Prior Basis
                                                                                                ----------------------------
                                                                 Year          Four months      Eight months      Year
                                                                 ended             ended           ended         ended
                                                               December 31,     December 31,     August 31,    December 31,
                                                                  1996              1995            1995          1994
                                                                  ----              ----            ----          ----
Revenues:
     Insurance policy income..............................     $  81.4            $ 31.8          $ 60.5         $ 98.6
     Net investment income................................       218.4              74.2           136.4          187.9
     Net investment gains.................................         2.7              12.5             7.3             .2
                                                               -------            ------          ------         ------
           Total revenues.................................       302.5             118.5           204.2          286.7
                                                               -------            ------          ------         ------
Benefits and expenses:
     Insurance policy benefits ...........................       54.9               18.9           45.9            66.2
     Change in future policy benefits ....................       (3.7)                .2           (4.3)           (1.3)
     Interest expense on annuities and financial products       129.4               44.2           74.6           101.4
     Interest expense on investment borrowings ...........        6.2                1.0            3.6             2.9
     Amortization related to operations ..................       17.8                5.3           11.7            16.0
     Amortization related to investment  gains ...........        2.5               10.0            4.3             2.7

     Other operating costs and expenses ..................       54.3               13.1           23.7            37.3

          Total benefits and expenses ....................      261.4               92.7          159.5           225.2

          Income before income taxes .....................       41.1               25.8           44.7            61.5

Income tax expense .......................................       15.4                9.7           16.5            22.7
                                                               -------            ------          ------         ------
          Net income .....................................     $ 25.7             $ 16.1         $ 28.2          $ 38.8
                                                               =======             =====         ======          ======


                     The accompanying notes are an integral
                       part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                        STATEMENT OF SHAREHOLDER'S EQUITY
                              (Dollars in millions)


                                                                                                      Prior Basis
                                                                                                ------------------------
                                                                 Year          Four months      Eight months      Year
                                                                 ended             ended           ended         ended
                                                               December 31,     December 31,     August 31,    December 31,
                                                                  1996              1995            1995          1994
                                                                  ----              ----            ----          ----
Common stock and additional paid-in capital:
     Balance, beginning of period...........................    $380.8            $380.8           $339.7         $339.7
      Adjustment of balance due to new accounting basis.....       -                 -               41.1            -
                                                                ------            ------           ------         ------
     Balance, end of period.................................    $380.8            $380.8           $339.7         $339.7
                                                                ======            ======           ======         ======
Unrealized appreciation (depreciation) of securities:
    Fixed maturity securities:
      Balance, beginning of period..........................    $ 11.8            $ 1.3            $(53.0)        $ 33.3
        Change in unrealized appreciation (depreciation)....     (16.2)            10.5              55.7          (86.3)
        Adjustment of balance due to new
         accounting basis...................................        -                -               (1.4)            -
                                                                ------            ------           ------         ------
      Balance, end of period................................    $ (4.4)           $11.8            $  1.3         $(53.0)
                                                                ======            ======           ======         ======
    Other investments:
      Balance, beginning of period..........................    $   .6            $  .6            $ (2.1)        $  (.1)
        Change in unrealized appreciation (depreciation)....       (.8)              -                3.3           (2.0)
        Adjustment of balance due to new
         accounting basis...................................       -                 -                (.6)            -
                                                                ------            ------           ------         ------
      Balance, end of period................................    $  (.2)           $  .6            $   .6         $ (2.1)
                                                                ======            ======           ======         ======
Retained earnings:
    Balance, beginning of year..............................    $ 49.4            $33.3            $ 80.3         $ 75.6
      Net income ...........................................      25.7             16.1              28.2           38.8
      Dividends on common stock.............................     (54.4)              -              (41.2)         (34.1)
      Adjustment of balance due to new
        accounting basis....................................       -                 -              (34.0)            -
                                                                ------            ------           ------         ------
    Balance, end of year....................................    $ 20.7            $ 49.4           $ 33.3         $ 80.3
                                                                ======            ======           ======         ======
        Total shareholder's equity..........................    $396.9            $442.6           $416.0         $364.9
                                                                ======            ======           ======         ======

                     The accompanying notes are an integral
                       part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY


                             STATEMENT OF CASH FLOWS
                             (Dollars in millions)

                                                                                                      Prior Basis
                                                                                                ------------------------
                                                                 Year          Four months      Eight months      Year
                                                                 ended             ended           ended         ended
                                                               December 31,     December 31,     August 31,     December 31,
                                                                  1996              1995            1995          1994
                                                                  ----              ----            ----          ----
 Cash flows from operating activities:
   Net income...............................................    $ 25.7          $  16.1          $  28.2      $   38.8
    Adjustments to reconcile net income to net
    cash provided by operating activities:
     Amortization ..........................................      20.4             15.3             16.0          18.7
     Income taxes ..........................................      (3.9)             2.3              2.9           1.3
     Insurance liabilities..................................     (40.5)           (25.8)           (14.0)        (10.5)
     Interest credited to insurance liabilities ............     129.4             44.2             74.6         101.4
     Fees charged to insurance liabilities .................     (32.8)           (10.3)           (22.2)
     Accrual and amortization of investment income .........       3.1              3.2             (1.8)         (1.2)
     Deferral of cost of policies produced .................     (13.2)            (3.0)            (6.6)         (9.4)
     Investment gains ......................................      (2.7)           (12.5)            (7.3)          (.2)
     Other .................................................      (8.9)            (8.9)            (3.2)          5.0
                                                                ------             ----             ----         -----
          Net cash provided by operating activities.........      76.6             20.6             66.6         107.4
                                                                ------             ----             ----         -----
Cash flows from investing activities:

Sales of investments........................................     988.9           513.2            406.5         586.0
Maturities and redemptions..................................     101.7            60.4             57.5         118.4
Purchases of investments ...................................    (954.2)         (532.2)          (476.2)       (786.9)
                                                                -------         -------          -------       -------
          Net cash provided (used) by investing
              activities....................................     136.4            41.4            (12.2)        (82.5)
                                                                -------         -------          -------       -------
Cash flows from financing activities:
     Deposits to insurance liabilities......................     169.8            50.8            104.4         146.0
     Cash paid in reinsurance recapture.....................        -            (71.1)             -             -
     Investment borrowings..................................     (35.8)          (36.8)           121.0         (58.3)
     Withdrawals from insurance liabilities.................    (306.7)          (71.9)          (166.3)       (171.4)
     Dividends paid on common stock.........................     (44.5)             -             (41.2)        (34.1)
                                                                -------         -------          -------       -------
          Net cash provided (used)  by
              financing activities..........................    (217.2)         (129.0)            17.9        (117.8)
                                                                -------         -------          -------       -------
             Net increase (decrease) in short-term
              investments...................................      (4.2)          (67.0)            72.3         (92.9)

Short-term investments, beginning of period.................      19.0            86.0             13.7         106.6
                                                                -------         -------          -------       -------
Short-term investments, end of period.......................    $ 14.8          $ 19.0           $ 86.0        $ 13.7
                                                                =======         =======          =======       =======


                     The accompanying notes are an integral
                       part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION AND BASIS OF PRESENTATION

     Great American Reserve Insurance Company (the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company engaged in the development, marketing and administration of annuity, individual health insurance and individual life insurance products. During 1994, Conseco effectively owned 36 percent of the Company, through its ownership interest in CCP Insurance, Inc. ("CCP"), a holding company organized for companies previously acquired by Conseco Capital Partners, L.P. (the "Partnership"), a limited partnership organized by Conseco. The Company was acquired by the Partnership in 1990 (the "Partnership Acquisition"). During 1995, Conseco's ownership in CCP (and in the Company) increased to 49 percent as a result of purchases of CCP common stock by CCP and Conseco. In August 1995, Conseco completed the purchase of the remaining shares of CCP common stock it did not already own in a transaction pursuant to which CCP was merged with Conseco, with Conseco being the surviving corporation (the "Conseco Acquisition").

     The accompanying financial statements give effect to "push down" purchase accounting to reflect the Partnership Acquisition and the Conseco Acquisition. As a result of applying "push down" purchase accounting: (i) the Company's financial position and results of operations for periods subsequent to the Partnership Acquisition and before the Conseco Acquisition (the "prior basis")
reflect the Partnership's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date; and (ii) the Company's financial position and results of operations for periods subsequent to the Conseco Acquisition reflect Conseco's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date.

     The effect of the adoption of the new basis of accounting on the Company's balance sheet accounts on August 31, 1995, was as follows (dollars in millions):

                                                                         Debit
                                                                       (Credit)
                                                                       --------

       Cost of policies purchased................................      $ 59.0
       Cost of policies produced ................................       (27.0)
       Goodwill..................................................       (15.1)
       Insurance liabilities.....................................        (1.2)
       Income tax liabilities....................................       (11.9)
       Other.....................................................         1.3
       Common stock and additional paid-in capital...............       (41.1)
       Net unrealized appreciation of fixed maturity securities..         1.4
       Net unrealized appreciation of other investments..........          .6
       Retained earnings.........................................        34.0

      The accompanying financial statements also include the effect of the December 31, 1994, merger of Jefferson National Life Insurance Company ("Jefferson National", which was acquired by the Partnership in 1990) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on January 1, 1994.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), which differ in some respects from statutory accounting practices followed in the preparation of financial statements submitted to state insurance departments. The financial statements prepared in conformity with GAAP include amounts based on informed estimates and judgment of management, with consideration given to materiality. Significant estimates and assumptions are utilized in the calculation of cost of policies produced, cost of policies purchased, insurance liabilities, guaranty fund assessment accruals and deferred income taxes. Actual experience may differ from those estimates. Certain amounts from the 1995 and 1994 financial statements and notes have been reclassified to conform with the 1996 presentation.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


     INVESTMENTS

     Fixed maturity investments are securities that mature more than one year after issuance. They include bonds, notes receivable and preferred stocks with mandatory redemption features and are classified as follows:

     ACTIVELY MANAGED - fixed maturity securities that may be sold prior to maturity due to changes that might occur in market interest rates, issuer credit quality or the Company's liquidity requirements. Actively managed fixed maturity securities are carried at estimated fair value and the unrealized gain or loss is recorded net of tax and related adjustments described below as a component of shareholder's equity.

     TRADING ACCOUNT - fixed maturity securities are bought and held principally for the purpose of selling them in the near term. Trading account securities are carried at estimated fair value. Unrealized gains or losses are included in net investment gains (losses). The Company did not hold any trading account securities during 1996, 1995 or 1994.

     HELD TO MATURITY - (all other fixed maturity securities) are those securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of these securities if the credit quality of the issuer deteriorates, if regulatory requirements change or under other unforeseen circumstances. The Company has not held any securities in this classification during 1996, 1995 or 1994.

     Anticipated returns, including investment gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity securities are stated at estimated fair value, an adjustment to the cost of policies purchased and the cost of policies produced may be necessary if a change in amortization would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows (including investment income), are insufficient to cover future benefits and expenses.

     Unrealized gains and losses and the related adjustments described in the preceding paragraph have no effect on earnings, but are recorded, net of tax, as a component of shareholder's equity. The following table summarizes the effect of these adjustments as of December 31, 1996:

                                                                   Effect of fair
                                                      Balance    value adjustment on
                                                       before     actively managed      Reported
                                                     adjustment   fixed maturities      amount
                                                     ----------   ----------------      ------
                                                                (Dollars in millions)

Actively managed fixed maturity securities.......    $1,810.8        $(15.7)          $1,795.1
Cost of policies purchased.......................       135.2           7.8              143.0
Cost of policies produced........................        37.1           1.1               38.2
Income tax liabilities...........................        32.2           2.4               29.8
Net unrealized depreciation of fixed maturities..          -           (4.4)              (4.4)

      When changes in conditions cause a fixed maturity investment to be transferred to a different category (e.g. actively managed, held to maturity or trading), the security is transferred to the new category at its fair value at the date of the transfer. There were no such transfers in 1996, 1995 or 1994. At the transfer date, the security's unrealized gain or loss is recorded as follows:

   o For transfers to the trading category, the unrealized gain or loss is recognized in earnings;

   o For transfers from the trading category, the unrealized gain or loss already recognized in earnings is not reversed;

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


   o For transfers to actively managed from held to maturity, the unrealized gain or loss is recognized in shareholder's equity; and

   o For transfers to held to maturity from actively managed, the unrealized gain or loss at the date of transfer continues to be recognized in shareholder's equity, but is amortized as a yield adjustment until ultimately sold.

     Credit-tenant loans are loans for commercial properties which require: (i) the lease of the principal tenant to be assigned to the Company; (ii) the lease to produce adequate cash flow to fund substantially all the cash requirements of the loan; and (iii) the principal tenant, or the guarantor of such tenant's obligations, to have an investment-grade credit rating when the loan is made. These loans also must be collateralized by the value of the related property. Underwriting guidelines take into account such factors as: (i) the lease term of the property; (ii) the borrower's management ability, including business experience, property management capabilities and financial soundness; and (iii) such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines generally require a loan-to-value ratio of 75 percent or less. Credit-tenant loans and traditional mortgage loans are carried at amortized cost.

     Policy loans are stated at their current unpaid principal balance.

     Short-term investments include commercial paper, invested cash and other investments purchased with maturities of less than three months and are carried at amortized cost, which approximates fair value. The Company considers all short-term investments to be cash equivalents.

     Fees received and costs incurred in connection with origination of investments, principally mortgage loans, are deferred. Fees, costs, discounts and premiums are amortized as yield adjustments over the contractual life of the investments. Anticipated prepayments on mortgage-backed securities are taken into consideration in determining estimated future yields on such securities.

     The specific identification method is used to account for the disposition of investments. The differences between sale proceeds and carrying values are reported as investment gains and losses, or as adjustments to investment income if the proceeds are prepayments by issuers prior to maturity.

     The Company regularly evaluates investment securities, credit-tenant loans and mortgage loans based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's net realizable value that is other than temporary is treated as an investment loss and the cost basis of the security is reduced to its estimated fair value. Impaired loans are revalued at the present value of expected cash flows discounted at the loan's effective interest rate when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement. The Company accrues interest on the net carrying amount of impaired loans.

     As part of the Company's investment strategy, the Company may enter into reverse repurchase agreements and dollar-roll transactions to increase its investment return or to improve liquidity. These transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims which may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contract holders. The Company records the related liabilities at amounts equal to the underlying assets; the fair value of these liabilities equals their carrying amount.

     COST OF POLICIES PURCHASED

     The cost of policies purchased represents the portion of the acquisition cost that was allocated to the value of the right to receive future cash flows from insurance contracts existing at the date such insurance contracts were acquired. The value of cost of policies purchased

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements


                         ------------------------------
is the actuarially determined present value of the projected future cash flows from the insurance contracts existing at the acquisition date. The method used to value the cost of policies purchased is consistent with the valuation methods used most commonly to value blocks of insurance business, which is also consistent with the basic methodology generally used to value assets.

     The method used is summarized as follows:

     o    Identify the expected future cash flows from the blocks of business.

     o Identify the risks inherent in realizing those cash flows (i.e., what is the probability that the cash flows will be realized).

     o Identify the rate of return necessary considering the risks inherent in realizing the cash flows.

     o Determine the value of the policies by discounting the expected future cash flows by the discount rate required.

     The expected future cash flows used in determining such value are based on actuarially determined projections of future premium collections, mortality, surrenders, operating expenses, changes in insurance liabilities, investment yields on the assets held to back the policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date, based on the collective judgment of the Company's management. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs and other factors.

     The discount rate used to determine the value of the cost of policies purchased is the rate of return required in order to invest in the business being acquired. In determining this required rate of return, the following factors are considered:

     o The magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows.

     o    The cost of capital required to fund the acquisition.

     o The likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws.

     o The acquired business compatibility with other activities of the Company that may favorably affect future cash flows.

     o    The complexity of the acquired business.

     o Recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     After the cost of policies purchased is determined, it is amortized based on the incidence of the expected cash flows. This asset is amortized using the interest rate credited to the underlying policies.

     If renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs or other factors differ from expectations, amortization of the cost of policies purchased is adjusted. For example, the sale of a fixed maturity investment may result in a gain (or loss). If the sale proceeds are reinvested at a lower (or higher) earnings rate, there may also be a reduction (or increase) in future investment spread. Amortization must be increased (decreased) to reflect the change in the incidence of expected cash flows consistent with the methods used with the cost of policies produced (described below).

     Each year, the recoverability of the cost of policies purchased is evaluated by line of business within each block of purchased insurance business. If current estimates indicate that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business purchased, will be insufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is adjusted consistent with the methods used with the cost of policies produced (as described below).

     The cost of policies purchased related to the original acquisition of the Company by the Partnership in 1990 is amortized under a slightly different method than that described above. However, the effect of the different method on 1996 net income was insignificant.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


     COST OF POLICIES PRODUCED

     Costs which vary with and are primarily related to the acquisition of new business are deferred to the extent that such costs are deemed recoverable. These costs include commissions, certain costs of policy issuance and underwriting and certain agency expenses. For traditional life and health contracts, deferred costs are amortized with interest in relation to future anticipated premium revenue using the same assumptions that are used in calculating the insurance liabilities. For immediate annuities with mortality risks, deferred costs are amortized in relation to the present value of benefits to be paid. For universal life-type, interest-sensitive and investment-type contracts, deferred costs are amortized in relation to the present value of expected gross profits from these contracts, discounted using the interest rate credited to the policy (currently, 5 percent to 8 percent).

     Recoverability of the unamortized balance of cost of policies produced is evaluated regularly and considers anticipated investment income. For universal life-type contracts and investment-type contracts, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For traditional and most other contracts, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of discounted future cash flows and the policy liabilities is not sufficient to cover such asset balance.

     GOODWILL

     The excess of the cost of acquiring the Company's net assets over its estimated fair values is recorded as goodwill and is being amortized on the straight-line basis over a 40-year period. The Company periodically assesses the recoverability of goodwill through projections of future earnings of the acquired business. Such assessment is made based on whether goodwill is fully recoverable from projected undiscounted net cash flows from earnings of the acquired business over the remaining amortization period. If future evaluations of goodwill indicate a material change in the factors supporting recoverability over the remaining amortization period, all or a portion of goodwill may need to be written off or the amortization period shortened (no such changes have occurred).

     INSURANCE LIABILITIES, RECOGNITION OF INSURANCE POLICY INCOME AND RELATED BENEFITS AND EXPENSES

     Reserves for traditional and limited-payment life insurance contracts are generally calculated using the net level premium method based on assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. The assumptions are based on projections using past and expected experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made if future cash flows including investment income are insufficient to cover future benefits and expenses.

     For investment-type contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single-premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     For traditional life insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums resulting in their level recognition over the premium paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

--------------------------------------------------------------------------------

     For contracts with mortality risk, but with premiums paid for only a limited period (such as single-premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

     For participating policies, the amount of dividends to be paid (which are not significant) is determined annually by the Company. The portion of the earnings allocated to participating policyholders is recorded as an insurance liability.

     REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid over such limit by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $.5 million.

     Assets and liabilities related to insurance contracts are reported before the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured insurance contracts.

     INCOME TAXES

     Income  tax  expense   includes   deferred  taxes  arising  from  temporary
differences between the tax and financial reporting basis of assets and liabilities. The effects of a tax rate change on current and accumulated deferred income taxes are reflected in the period in which the change was enacted.

     In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. If future income does not occur as expected, deferred income taxes may need to be written off.

     FAIR VALUES OF FINANCIAL INSTRUMENTS

     The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

     INVESTMENT SECURITIES: The estimated fair values of fixed maturity securities (including redeemable preferred stocks) are based on quotes from independent pricing services, where available. For investment securities for which such quotes are not available, the estimated fair values are determined using values obtained from broker-dealer market makers or by discounting expected future cash flows using current market interest rates applicable to the yield, credit quality of the investments and maturity of the investments.

     MORTGAGE LOANS, CREDIT-TENANT LOANS AND POLICY LOANS: The estimated fair values of mortgage loans, credit-tenant loans and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     OTHER INVESTED ASSETS: The estimated fair values of these assets have been assumed to be equal to their carrying value. Such value is believed to be a reasonable approximation of the fair value of these investments.

     SHORT-TERM INVESTMENTS: The estimated fair values of short-term investments are based on quoted market prices, where available. The carrying amount reported in the balance sheet for these assets approximates their estimated fair value.

--------------------------------------------------------------------------------

     INSURANCE LIABILITIES FOR INVESTMENT CONTRACTS: The estimated fair values of liabilities under investment-type insurance contracts are determined using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.


                   GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


     INVESTMENT BORROWINGS: Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

   The estimated fair values of financial instruments are as follows:

                                                        1996                 1995
                                                  -----------------    ------------------
                                                  Carrying    Fair     Carrying     Fair
                                                   AMOUNT     VALUE     AMOUNT      VALUE
                                                   ------     -----     ------      -----
                                                             (Dollars in millions)
Financial assets issued for purposes
  other than trading:  Actively managed
  fixed maturity securities..................    $1,795.1    1,795.1  $ 2,030.9  $2,030.9

       Mortgage loans .......................        77.3       77.0       95.5     108.9
       Credit-tenant loans ..................        93.4       92.5       79.4      79.7
       Policy loans .........................        80.8       80.8       84.7      84.7
       Other invested assets ................        89.0       89.0       37.8      37.8
       Short-term investments ...............        14.8       14.8       19.0      19.0

Financial  liabilities  issued  for
  purposes  other  than  trading:
  Insurance liabilities for investment
  contracts (1) .............................    $1,282.1   $1,282.1   $1,346.5   $1,346.5
       Investment borrowings ................        48.4       48.4       84.2    84.2

----------
(1) The estimated fair value of the liabilities for investment contracts was approximately equal to its carrying value at December 31, 1996 and 1995, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and because these rates are not generally guaranteed beyond one year. The Company is not required to disclose fair values for insurance liabilities, other than those for investment contracts. However, the Company takes into consideration the estimated fair values of all insurance liabilities in its overall management of interest rate risk. The Company attempts to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

2.    JEFFERSON NATIONAL MERGER

      On December 31, 1994, Jefferson National was merged with the Company, with the Company being the surviving corporation. The merger has been accounted for as a pooling of interests and, accordingly, the financial statements for 1994 have been restated to include the accounts of Jefferson National. Certain 1994 balances for the separate companies are as follows:

        AMOUNT PRIOR TO                        JEFFERSON
        EFFECT OF MERGER                        NATIONAL         COMBINED
        ----------------                        --------         --------
                                         (DOLLARS IN MILLIONS)

  Insurance policy income....................... $   53.2  $   45.4 $   98.6
  Net investment income.........................    101.9      86.0    187.9
  Total revenues................................    154.1     132.6    286.7
  Income before income taxes....................     25.9      35.6     61.5
  Net income....................................     16.7      22.1     38.8

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------

3.    INVESTMENTS

  At December 31, 1996, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                               Gross     Gross    Estimated
                                                  Amortized  unrealized unrealized  fair
                                                       COST     GAINS   LOSSES     VALUE
                                                       ----     -----   ------     -----
                                                             (Dollars in millions)
  United States Treasury securities and obligations
    of United States government corporations and
    agencies........................              $   29.9  $  .3     $  .3   $   29.9
  Obligations of state and political subdivisions      6.1     .1        .1        6.1

  Debt securities issued by foreign governments       11.6     -         .5       11.1
  Public utility securities.........                 234.8     2.4      7.0      230.2
  Other corporate securities........                 950.1    10.9     17.6      943.4
  Mortgage-backed securities........                 578.3     2.3      6.2      574.4
                                                  --------   -----    -----   --------
    Total...........................              $1,810.8   $16.0    $31.7   $1,795.1
                                                  ========   =====    =====   ========

      At December 31, 1995, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:

                                                               GROSS     GROSS    ESTIMATED
                                                  AMORTIZED  UNREALIZED UNREALIZED  FAIR
                                                       COST     GAINS   LOSSES     VALUE
                                                       ----     -----   ------     -----
                                                             (DOLLARS IN MILLIONS)
  United States Treasury securities and obligations
    of United States government corporations and
    agencies........................              $  59.2    $  2.1     $  -      $  61.3
  Obligations of state and political subdivisions     9.3        .2       .1          9.4
  Debt securities issued by foreign governments       8.3        .3        -          8.6
  Public utility securities.........                351.6      11.4      2.0        361.0
  Other corporate securities........                888.0      34.0      6.4        915.6
  Mortgage-backed securities........                663.7      12.2       .9        675.0
                                                    -----      ----       --        -----
        Total.......................             $1,980.1     $60.2     $9.4     $2,030.9
                                                 ========     =====     ====     ========

   Actively managed fixed maturity securities, summarized by the source of their estimated fair value, were as follows at December 31, 1996:

                                                                 Estimated
                                                   Amortized       fair
                                                     COST          VALUE
                                                     ----          -----
                                                   (Dollars in millions)

Nationally recognized pricing services............ $1,516.7       $1,500.4
Broker-dealer market makers.......................    242.9          243.6
Internally developed methods (calculated based
    on a weighted-average current market yield
    of 10.2 percent)..............................     51.2           51.1
                                                   --------       --------
        Total .................................... $1,810.8       $1,795.1
                                                   ========       ========

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------

      The following table sets forth actively managed fixed maturity securities at December 31, 1996, classified by rating categories. The category assigned is the highest rating by a nationally recognized statistical rating organization or, as to $23.5 million fair value of fixed maturity securities not rated by such firms, the rating assigned by the National Association of Insurance Commissioners ("NAIC"). For the purposes of this table, NAIC Class 1 is included in the "A" rating; Class 2, "BBB-"; Class 3, "BB-"; and Classes 4-6, "B+ and below":


                                                     PERCENT OF PERCENT OF
INVESTMENT  FIXED                                     TOTAL
  RATING  MATURITIES                                INVESTMENTS
  ------  ----------                                -----------
AAA   ..............................................   37%       28%
AA    ...............................................   6         5
A     ...............................................  21        15
BBB+  ...............................................   9         6
BBB   ...............................................  13        10
BBB-  ...............................................   7         5
                                                     ----      ----


      Investment-grade...............................  93        69
                                                     ----      ----


BB+   ...............................................   1         1
BB    ...............................................   1         1
BB-   ...............................................   2         2
B+ and below ........................................   3         2
                                                     ----      ----

      Below investment-grade.........................   7         6
                                                     ----      ----

        Total actively managed fixed maturities...... 100%       75%
                                                      ====     ====

      Below   investment-grade   actively  managed  fixed  maturity  securities,
summarized by the amount their amortized cost exceeds fair value, were as follows at December 31, 1996:

                                                                 ESTIMATED
                                                     AMORTIZED     FAIR
                                                       COST        VALUE
                                                       ----        -----
                                                     (Dollars in millions)

Amortized cost exceeds fair value by more than 15%..$ 3.1 $ 1.7 Amortized cost exceeds fair value by more than
  5% but not more than 15%                              18.4      16.8
All others..........................................   111.1     113.3

        Total.......................................$  132.6  $  131.8
                                                    ========  ========

      The Company had no fixed maturity investments in technical or substantive default as of December 31, 1996. The Company recorded writedowns of fixed maturity investments and other invested assets totaling $.8 million in 1996, $1.6 million in 1995 and $1.0 million in 1994, as a result of changes in conditions which caused it to conclude the decline in the fair value of the investment was other than temporary. As of December 31, 1996, there were no fixed maturity investments about which the Company had serious doubts as to the ability of the issuer to comply with the contractual terms of their obligations on a timely basis. Investment income foregone due to defaulted securities was $.2 million in 1996, $.1 million in the four months ended December 31, 1995 and $1.3 million in 1994. There was no investment income foregone due to defaulted securities during the eight months ended August 31, 1995.

      Actively managed fixed maturity securities at December 31, 1996, summarized by contractual maturity date, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because most mortgage-backed securities provide for periodic payments throughout their lives.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------

                                                               ESTIMATED
                                                    AMORTIZED    FAIR
                                                       COST     VALUE
                                                       ----     -----
                                                    (DOLLARS IN MILLIONS)

Due in one year or less..........................$    10.7   $  10.6
Due after one year through five years............    102.3     103.1
Due after five years through ten years...........    314.7     313.5
Due after ten years..............................    804.8     793.5
                                                 ---------   -------
       Subtotal..................................  1,232.5   1,220.7
Mortgage-backed securities.......................    578.3     574.4
                                                 ---------   -------
       Total .................................... $1,810.8  $1,795.1
                                                 =========  ========

      Net investment income consisted of the following:

                                Year     Four months Eight months    Year
                                ended        ended       ended      ended
                             December 31, December 31, August 31, December 31,
                                  1996        1995        1995        1994
                                  ----        ----        ----        ----
                                            (Dollars in millions)
Actively managed fixed maturity
 securities                     $146.4       $53.9      $110.2      $157.9
Mortgage loans.................   11.8         4.8         8.0        13.0
Credit-tenant loans ...........    7.2         1.7         4.1         3.8
Policy loans...................    5.0         1.9         3.5         5.2
Short-term investments.........    2.3          .8         1.9         3.8
Other invested assets..........   11.4          .3         1.6         3.2
Separate accounts..............   35.6        11.3         7.9         2.3
                                ------       -----      ------      ------
    Gross investment income....  219.7        74.7       137.2       189.2
Investment expenses............    1.3          .5          .8         1.3
                                ------       -----      ------      ------
    Net investment income...... $218.4       $74.2      $136.4      $187.9
                                ======       =====      ======      ======

    The Company did not have any fixed maturity investments and mortgage loans not accruing investment income in 1996, 1995 and 1994.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


   The proceeds from sales of actively managed fixed maturity securities were $938.3 million in 1996, $512.5 million in the four months ended December 31, 1995, $406.0 million in the eight months ended August 31, 1995 and $578.3 million in 1994. Net investment gains consisted of the following:

                                Year     Four months  Eight months    Year
                                ended       ended        ended        ended
                            December 31,  December 31, August 31,  December 31,
                                  1996       1995        1995         1994
                                  ----       ----        ----          ----
                                        (Dollars in millions)
Fixed maturities:

   Gross gains.................   $16.6       $16.5        $14.4        $17.6
   Gross losses................    (9.2)       (2.2)        (2.3)        (9.3)
   Other than temporary decline in
     fair value                     (.2)        (.4)        (1.2)        (1.0)
                                  -----       -----         -----        -----
    Net investment gains from
      fixed maturities
      before expenses..........     7.2        13.9          10.9          7.3
Mortgage loans.................       -          -            (.2)           -
Other  ........................       -          -           (1.0)        (3.1)
Other than temporary
      decline in fair value....     (.6)         -              -            -
                                  -----       -----         -----        -----
    Net investment gains
     before expenses...........     6.6        13.9           9.7          4.2
Investment gain expenses.......     3.9         1.4           2.4          4.0
                                  -----       -----         -----        -----
    Net investment gains.......   $ 2.7       $12.5         $ 7.3        $  .2
                                  =====       =====         =====        =====


   The change in net unrealized appreciation (depreciation) on investments consisted of the following:

                                Year     Four months  Eight months    Year
                                ended       ended        ended        ended
                            December 31,  December 31, August 31,  December 31,
                                  1996       1995        1995         1994
                                  ----       ----        ----          ----
                                        (Dollars in millions)
Actively managed fixed
  maturities ..................  $(66.5)   $45.5       $164.1       $(254.9)
Other invested assets..........    (1.3)      .1          5.1          (3.2)
                                =======   ======        =====          ====
       Subtotal................   (67.8)    45.6        169.2        (258.1)
Less effect on other
  balance sheet accounts:
   Cost of policies purchased..    36.6    (26.3)       (64.1)         93.1
   Cost of policies produced...     4.5     (2.7)       (12.0)         27.6
   Income taxes................     9.7     (6.1)       (34.1)         49.1
                                =======   ======        =====          ====

Change in net unrealized appreciation
   (depreciation) of securities  $(17.0)   $10.5      $  59.0         $(88.3)
                                =======   ======        =====          ====

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------

      Investments in mortgage-backed securities at December 31, 1996, included collateralized mortgage obligations ("CMOs") of $221.6 million and mortgage-backed pass-through securities of $352.8 million. CMOs are securities backed by pools of pass-through securities and/or mortgages that are segregated into sections or "tranches." These securities provide for sequential retirement of principal, rather than the pro rata share of principal return which occurs through regular monthly principal payments on pass-through securities.

      The following table sets forth the par value, amortized cost and estimated fair value of investments in mortgage-backed securities including CMOs at December 31, 1996, summarized by interest rates on the underlying collateral:

                                                Par  Amortized Estimated
                                                VALUE   COST   FAIR VALUE
                                                -----   ----   ----------
                                                  (Dollars in millions)

Below 7 percent ...........................    $209.6  $205.1   $201.5
7 percent - 8 percent......................     247.4   241.5    240.6
8 percent - 9 percent......................      70.9    69.7     69.3
9 percent and above........................      60.1    62.0     63.0
                                               ------  ------   ------
   Total mortgage-backed securities........    $588.0  $578.3   $574.4
                                               ======  ======   ======

      The amortized cost and estimated fair value of mortgage-backed securities including CMOs at December 31, 1996, summarized by type of security were as follows:

                                                    ESTIMATED FAIR VALUE
                                                                      PERCENT
                                               AMORTIZED             OF FIXED
                                                 COST     AMOUNT    MATURITIES
                                                 ----     ------    ----------
TYPE                                                  (Dollars in millions)
----

Pass-throughs and sequential and
   targeted amortization classes............   $458.7        $454.9        25%
Accrual (Z tranche) bonds....................     9.6           9.7         1
Planned amortization classes and accretion
 directed bonds                                  77.2         76.7          4
Subordinated classes ........................    32.8         33.1          2
                                                 ----         ----        ---
        Total mortgage-backed securities.....  $578.3       $574.4         32%
                                               ======       ======        ===

      The following table sets forth the amortized cost and estimated fair value of mortgage-backed securities as of December 31, 1996, based upon the pricing source used to determine estimated fair value:

                                                               ESTIMATED
                                                     AMORTIZED  FAIR
                                                       COST     VALUE
                                                       ----     -----
                                                    (DOLLARS IN MILLIONS)

Nationally recognized pricing services ............. $515.1  $511.3
Broker-dealer market makers.........................   52.7    52.5
Internally developed methods (calculated based on a
       weighted-average current market yield of
          7.4 percent) .............................   10.5    10.6
                                                     ------  ------
        Total mortgage-backed securities............ $578.3  $574.4
                                                     ======  ======

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


       At December 31, 1996, no mortgage loans or credit-tenant loans had defaulted as to principal or interest for more than 60 days, were in foreclosure, had been converted to foreclosed real estate or had been restructured while the Company owned them. At December 31, 1996, the Company had a loan loss reserve of $.9 million. Approximately 30 percent, 18 percent, 16 percent and 6 percent of the mortgage loan balance were on properties located in California, Indiana, Texas and Florida, respectively. No other state comprised greater than 5 percent of the mortgage loan balance.

       As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar-roll transactions to increase its return on investments and improve its liquidity. These transactions are accounted for as short-term borrowings collateralized by pledged securities with book values approximately equal to the loan value. Such borrowings averaged approximately $115.3 million during 1996 compared to $84.4 million during 1995. The weighted average interest rate on short-term collateralized borrowings was 5.3 percent and 5.4 percent during 1996 and 1995, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (which was not material at December 31, 1996). The Company believes that the counterparties to its reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

       Investments on deposit for regulatory authorities as required by law were $17.1 million at December 31, 1996.

       No investments of a single issuer were in excess of 10 percent of shareholder's equity at December 31, 1996, other than investments issued or guaranteed by the United States government.

4.    INSURANCE LIABILITIES

      Insurance liabilities consisted of the following:

                                                    INTEREST
                           WITHDRAWAL  MORTALITY      RATE        DECEMBER 31,
                                                                 ---------------
                           ASSUMPTION  ASSUMPTION   ASSUMPTION    1996      1995
                           ----------  ----------   ----------    ----      ----
                                                           (DOLLARS IN MILLIONS)
Future policy benefits:
    Investment contracts.     N/A        N/A        (b)    $1,282.1    $1,346.5
    Limited-payment contracts None       (a)         8%       105.3        96.7
    Traditional life
      insurance             Company
      contracts.......... experience     (a)         8%       146.2       153.5
    Universal life-type
      contracts              N/A         N/A        N/A       354.4       367.6
Claims payable and other
    policyholders' funds.    N/A         N/A        N/A        69.5        74.8
                                                           --------    --------
       Total.............                                  $1,957.5     $2,039.1
                                                           ========    ========


--------------------
(a) Principally modifications of the 1975-80 Basic Table, Select and Ultimate Table.


(b) At December 31, 1996 and 1995, approximately 98 percent of this liability represented account balances where future benefits were not guaranteed. The weighted average interest rate on the remainder of the liabilities, representing the present value of guaranteed future benefits, was approximately 7 percent at December 31, 1996.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


      Participating policies represented approximately 3.5 percent, 3.7 percent and 3.6 percent of total life insurance in force at December 31, 1996, 1995 and 1994, respectively, and approximately 2.7 percent, 2.4 percent and 7.5 percent of premium income for 1996, 1995 and 1994, respectively. Dividends on participating policies amounted to $1.9 million, $1.8 million and $1.7 million in 1996, 1995 and 1994, respectively.


5.    REINSURANCE

   Cost of reinsurance ceded where the reinsured policy contains mortality risks totaled $24.6 million in 1996, $29.1 million in 1995 and $35.3 million in 1994. This cost was deducted from insurance premium revenue. The Company is contingently liable for claims reinsured if the assuming company is unable to pay. Reinsurance recoveries netted against insurance policy benefits totaled $19.4 million in 1996, $19.5 million in 1995 and $27.5 million in 1994.

   Effective October 1, 1995, Western National Life Insurance Company, a former subsidiary of Conseco, recaptured certain annuity businesses ceded to the Company through a reinsurance agreement. Reserves related to these policies totaled $72.8 million. Recapture fees of $.7 million were recognized as income during the four months ended December 31, 1995.

   The Company's reinsurance receivable balance at December 31, 1996, relates to many reinsurers. No balance from a single reinsurer exceeds $7.0 million.

6.    INCOME TAXES

      Income tax liabilities consisted of the following:

                                                          DECEMBER 31,
                                                    ---------------------
                                                    1996             1995
                                                    ----             ----
                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
   Cost of policies purchased and cost of policies
      produced                                     $60.3            $44.7
   Investments..................................    (3.3)             8.6
   Insurance liabilities........................   (19.7)           (21.7)
   Unrealized appreciation (depreciation).......    (2.5)             7.2
   Other........................................    (5.0)            (7.7)

      Deferred income tax liabilities...........    29.8             31.1
Current income tax liabilities..................     -                7.9
                                                    ----             ----
      Income tax liabilities....................   $29.8            $39.0
                                                   =====            =====

Income tax expense was as follows:

                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                          (Dollars in millions)

Current tax provision............  $10.5   $11.9        $19.9         $20.0
Deferred tax provision (benefit).    4.9    (2.2)        (3.4)          2.7
                                   -----  ------        -----         -----
      Income tax expense.........  $15.4  $  9.7        $16.5         $22.7
                                   =====  ======        =====         =====

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


      Income tax expense differed from that computed at the applicable statutory rate of 35 percent for the following reasons:

                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                          (Dollars in millions)

Federal tax on income before income taxes at

   statutory rate.................  $14.4    $9.0        $15.6         $21.5
State taxes and other.............     .6      .5           .4            .5
Nondeductible items...............     .4      .2           .5            .7
                                    -----    ----        -----         -----
    Income tax expense............  $15.4    $9.7        $16.5         $22.7
                                    =====    ====        =====         =====

      The Company is currently being examined by the Internal Revenue Service for the 1994 tax year. The Company believes that the outcome of this examination will not have a material impact on its financial position or results of operations.

7.    RELATED PARTY TRANSACTIONS

      The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) were based on negotiated rates for periods prior to January 1, 1996. Pursuant to new service agreements effective January 1, 1996, such fees are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $44.1 million in 1996, $26.6 million in 1995 and $25.1 million in 1994.

      During 1996, the Company purchased $31.5 million par value of senior subordinated notes issued by subsidiaries of Conseco. Such notes had a carrying value of $34.7 million at December 31, 1996, and are classified as "other invested assets" in the accompanying balance sheet. In addition, during 1996, the Company forgave receivables from Conseco totaling $9.9 million. This transaction is reflected as a dividend to Conseco in the accompanying statement of shareholder's equity.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


8.    OTHER OPERATING INFORMATION

      Insurance policy income consisted of the following:



                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                          (Dollars in millions)

Direct premiums collected.........$241.3   $ 82.8          $158.6     $ 240.3
Reinsurance assumed...............   1.7       .7             2.0         3.1
Reinsurance ceded................. (24.6)   (11.2)          (17.9)      (35.3)
                                  ------    -----         ------      ------
    Premiums collected, net
     of reinsurance .............. 218.4     72.3           142.7       208.1
Less premiums on universal life
and products without
   mortality risk which are
   recorded as additions to
   insurance liabilities..........(169.8)   (50.8)        (104.4)     (146.0)
                                  ------    -----         ------      ------
    Premiums on products with
     mortality and morbidity
     risk, recorded as insurance
     policy income ...............  48.6      21.5          38.3        62.1
Fees and surrender charges........  32.8      10.3          22.2        36.5
                                  ------     -----        ------      ------
      Insurance policy income.....$ 81.4    $ 31.8       $  60.5    $   98.6
                                  ========  ======       =======    ========

      The four states with the largest shares of the Company's premiums collected in 1996 were Texas (29 percent), Florida (19 percent), California (9 percent) and Michigan (7 percent). No other state's share of premiums collected exceeded 5 percent.

      Other operating costs and expenses were as follows:

                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                          (Dollars in millions)

Policy maintenance expense........ $37.8   $  6.5        $14.0        $19.0
State premium taxes and guaranty
 assessments .....................   4.4      1.6          1.1          3.0
Commission expense................  12.1      5.0          8.6         15.3
                                  ------  -------       ------       ------
      Other operating costs
       and expenses .............. $54.3    $13.1        $23.7        $37.3
                                  ======  =======       ======       ======

      Anticipated returns from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and cost of policies produced. Sales of fixed maturity investments during 1996, 1995 and 1994, changed the incidence of profits on such policies because investment gains and losses were recognized currently and the expected future yields on the investment of policyholder balances were affected. Accordingly, amortization of the cost of policies purchased and cost of policies produced was increased by $2.5 million in 1996, $10.0 million in the four months ended December 31, 1995, $4.3 million for the eight months ended August 31, 1995, and $2.7 million in 1994.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


      The changes in the cost of policies purchased were as follows:


                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                          (Dollars in millions)


Balance, beginning of period...... $120.0   $159.0       $173.9        $  93.0
   Amortization related to operations:
    Cash flow realized............  (26.2)    (9.4)       (19.1)         (30.4)
    Interest added................   13.1      5.0         12.7           20.8
   Amortization related to sales
    of fixed maturity
    investments...................   (2.2)    (8.3)        (3.4)          (2.6)
   Amounts related to fair value
    adjustment of actively
    managed fixed maturity
    securities....................   36.6    (26.3)       (64.1)          93.1
   Adjustment of balance due to
    new accounting
    basis and other...............    1.7      -           59.0            -
                                    -----    -----       ------         ------
Balance, end of period............ $143.0   $120.0       $159.0         $173.9
                                   ======   ======       ======         ======

      Based on current conditions and assumptions as to future events on all policies in force, approximately 9.2 percent, 9.2 percent, 8.3 percent, 7.3 percent and 6.7 percent of the cost of policies purchased as of December 31, 1996, are expected to be amortized in each of the next five years, respectively. The discount rates used to determine the amortization of the cost of policies purchased ranged from 5 percent to 8 percent and averaged 5.5 percent.

      The changes in the cost of policies produced were as follows:

                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                               (Dollars in millions)

Balance, beginning of period...... $24.0    $25.9      $  63.2        $30.8
   Additions......................  13.2      3.0          6.6          9.4
   Amortization related to
     operations ..................  (3.2)     (.5)        (4.0)        (4.5)
   Amortization related to sales
     of fixed maturity investments   (.3)    (1.7)         (.9)         (.1)
   Amounts related to fair value
     adjustment of actively
     managed fixed maturity
     securities ..................   4.5     (2.7)       (12.0)        27.6
   Adjustment of balance due
     to new accounting basis          -        -         (27.0)          -
                                   -----    -----      -------        -----
Balance, end of period............ $38.2    $24.0      $  25.9        $63.2
                                   =====    =====      =======        =====

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements

                         ------------------------------


9.    STATEMENT OF CASH FLOWS


      Income taxes paid during 1996, 1995, and 1994, were $18.1 million, $19.3 million and $20.3 million, respectively.

      Short-term investments having original maturities of three months or less are considered to be cash equivalents. All cash is invested in short-term investments.


10.   STATUTORY INFORMATION


      Statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:


                                                     DECEMBER 31,
                                                    1996     1995
                                                    ----     ----
                                                 (Dollars in millions)


    Statutory capital and surplus..................$140.3     $156.2
    Asset valuation reserve ("AVR")................  28.7       26.2
    Interest maintenance reserve ("IMR")...........  63.1       64.7
                                                   ------     ------
       Total.......................................$232.1     $247.1
                                                   ======     ======

   Statutory accounting practices classify certain segregated portions of surplus, called AVR and IMR, as liabilities. The purpose of these accounts is to stabilize statutory net income and surplus against fluctuations in the market value and creditworthiness of investments. The IMR captures all realized investment gains and losses resulting from changes in interest rates and provides for subsequent amortization of such amounts into statutory net income on a basis reflecting the remaining life of the assets sold. The AVR captures investment gains and losses related to changes in creditworthiness and is also adjusted each year based on a formula related to the quality and loss experience of the investment portfolio.

   The following table compares the pre-tax income determined on a statutory accounting basis with such income reported herein in accordance with GAAP:

                                   Year  Four months  Eight months     Year
                                  ended      ended        ended        ended
                              December 31, December 31, August 31,  December 31,
                                    1996     1995         1995        1994
                                    ----     ----         ----        ----
                                               (Dollars in millions)

Pre-tax income as reported on a
   statutory accounting
   basis before transfers to
   and from and
   amortization of the IMR........ $40.2    $ 33.6      $ 50.2      $ 58.6


GAAP adjustments:


   Investments valuation..........   4.9      (3.3)         .8         7.5
   Amortization related to
      operations ................. (17.8)     (5.3)      (11.7)      (16.0)
   Amortization related to
     investment gains ............  (2.5)    (10.0)       (4.3)       (2.7)
   Deferral of cost of policies
     produced ....................  13.2      3.06          .6         9.4
   Insurance liabilities..........   3.2       5.1         2.5         2.5
   Other..........................   (.1)      2.7          .6         2.2
                                   -----      ----       -----      -------
      Net effect of GAAP adjustments  .9      (7.8)       (5.5)        2.9

      GAAP pre-tax income......... $41.1    $ 25.8      $ 44.7      $ 61.5
                                   =====    ======      ======      ======

   State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. Approximately $32.7 million of the Company's net assets at December 31, 1996, are available for distribution in 1997 without permission of state regulatory authorities.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements of Great American Reserve Insurance Company and Great American Reserve Variable Annuity Account E are contained in Part B of this Registration Statement.


     (b)  Exhibits

                    (1) -Resolution of the Board of Directors of Great American Reserve authorizing the establishment of Variable Account dated November 12, 1993, incorporated herein by reference to
                    Exhibit 1 to the Registration Statement on Form N-4 (File No. 33-74092) filed on January 13, 1994.

                    (2) -Not Applicable.

                    (3) -Form of Principal Underwriting Agreement by and among Great American Reserve, Variable Account and GARCO Equity Sales, incorporated herein by reference to Exhibit 3 to the Registration Statement on Form N-4 (File No. 33-74092) filed on January 13, 1994.

                    (4)(a) -- Form of Individual Fixed/Variable Annuity Contract, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-74092) filed on January 13, 1994.

                    (4)(b) -- Form of Group Fixed/Variable Annuity Contract, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-74092) filed on January 13, 1994.

                    (5) -Application for Contracts, incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4 (File No. 33-74092) filed on January 13, 1994.

                    (6) -Articles of Incorporation and By-Laws of Great American Reserve, incorporated herein by reference to Exhibit 6 to the Registration Statement on Form N-4 (File No. 33-74092) filed on January 13, 1994.

                    (7) -Not Applicable.

                    (8) -Not Applicable.

                    (9) -Opinion and Consent of Counsel filed herewith.

                    (10) -- Consent of Independent Accountants filed herewith.

                    (11) -- Not Applicable.

                    (12) -- None.

                    (13) -- Schedule for computation of performance quotations filed herewith.

                    (14) -- Financial Data Schedule

ITEM 25.  DIRECTORS AND OFFICERS OF GREAT AMERICAN RESERVE

              The following table sets forth certain information regarding the executive officers of Great American Reserve who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.


                                                                   Positions and Offices
          Name                                                      with Great American Reserves
--------------------------                                         -----------------------------
     Stephen C. Hilbert                                           Director, Chairman of the Board

     Donald F. Gongaware                                          Director, President and Chief
                                                                  Executive Officer
                                                                  (Principal Executive Officer)

     Rollin M. Dick                                               Director, Executive Vice President
                                                                  (Prinicipal Financial and Accounting
                                                                  Officer)

     Lawrence W. Inlow                                            Director, Executive Vice President,
                                                                  General Counsel

     James S. Adams                                               Senior Vice President and Treasurer

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)
         CIHC, Incorporated (Delaware)
              Bankers National Life Insurance Company (Texas)
                      National Fidelity Life Insurance Company (Missouri)
              Bankers Life Insurance Company of Illinois (Illinois)
                      Bankers Life & Casualty Company (Illinois)
                               Certified Life Insurance Company (California)
              Jefferson National Life Insurance Company of Texas (Texas)
                      Beneficial Standard Life Insurance Company (California)
              Great American Reserve Insurance Company (Texas)
      American Life Holdings, Inc. (Delaware)
              American Life Holding Company (Delaware)
                       American Life and Casualty Insurance Company (Iowa)
                                Vulcan Life Insurance Company (Alabama) - (98%)
      Life Partners Group, Inc. (Delaware)
              Wabash Life Insurance Company (Kentucky)
                    Massachusetts General Life Insurance Company (Massachusetts) Philadelphia Life Insurance Company (Pennsylvania)
                                Lamar Life Insurance Company (Mississippi)
      American Travellers Life Insurance Company (Pennsylvania)
              United General Life Insurance Company (Texas)
              American Travellers Insurance Company of New York (New York) Intermediate Holdings, Inc. (Delaware)

   THD, Inc. (Delaware)
              TLIC Life Insurance Company (Texas)
                    Transport Life Insurance Company (Texas)
                                Continental Life Insurance Company (Texas)
 Capitol American Financial Corporation (Ohio)
      Capitol Insurance Company of Ohio (Ohio)
      Capitol American Life Insurance Company (Arizona)

                      Frontier National Life Insurance Company (Ohio) Capitol National Life Insurance Company (Ohio)
         Conseco Capital Management, Inc. (Delaware)
         Conseco Equity Sales, Inc. (Texas)
         Conseco Financial Services, Inc. (Pennsylvania)
         Conseco Marketing, LLC (Indiana)
         Conseco Services, LLC (Indiana)
         Lincoln American Life Insurance Company (Tennessee)
         Marketing Distribution Systems, Consulting Group, Inc. (Delaware)
              MDS of New Jersey, Inc. (New Jersey)
              MDS Securities Incorporated (Delaware)
              Bankmark School of Business, Inc. (Delaware)
         Conseco Series Trust (Massachusetts)*
         Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Great American Reserve Variable Annuity Account C, and Great American Reserve Variable Annuity Account E, each being segregated asset accounts established pursuant to Texas law by Bankers National Life Insurance Company and Great American Reserve Insurance Company, respectively.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of March 31, 1997, Registrant has 4,274 contract owners.


ITEM 28.  INDEMNIFICATION

     The Board of Directors of Great American Reserve is indemnified by Great American Reserve against claims and liabilities to which such person may become subject by reason of having been a member of such Board or by reason of any action alleged to have been taken or omitted by him as such member, and the member shall be indemnified for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; however, no indemnification shall be made in connection with any claim or liability unless such person (i) conducted himself in good faith, (ii) in the case of conduct in his official capacity as a member of the Board of Directors, reasonably believed that his conduct was in the best interests of Variable Account, and, in all other cases reasonably believed that his conduct was at least not opposed to the best interests of Variable Account, and (iii) in the case of any criminal proceeding, had no reasonable cause to believe that his conduct was unlawful.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Great American Reserve's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Variable Account has no officers or employees. Employees of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.

ITEM 29.  PRINCIPAL UNDERWRITER


     Conseco Equity Sales acts as principal underwriter for the Variable Account, and also acts as principal underwriter for Great American Reserve Variable Annuity Account C and Conseco Fund Group. The following table sets forth certain information regarding such underwriter's officers and directors. Their address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                        POSITIONS AND OFFICES
        NAME                             WITH CONSECO EQUITY SALES, INC.
--------------------                    --------------------------------

L. Gregory Gloeckner                    President and Director

                                        Senior Vice President and
James S. Adams                          Treasurer

                                        Vice President, Senior Counsel and
William P. Latimer                      Secretary, Chief Compliance Officer



                          NET UNDERWRITING       COMPENSATION ON
NAME OF                   DISCOUNTS AND          REDEMPTION OR             BROKERAGE
PRINCIPAL UNDERWRITER     COMMISSIONS            ANNUITIZATION             COMMISSIONS       COMPENSATION*
---------------------     -----------            -------------             -----------       -------------

Conseco Equity                 None                       None                      None             None
Sales, Inc.



*Fees paid by Great American Reserve for serving as underwriter



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Great American Reserve Insurance Company.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

     1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:


                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.


     5. Great American Reserve represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great American Reserve.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Carmel, State of Indiana, on the 29 day of April, 1997.


                         GREAT AMERICAN RESERVE VARIABLE ANNUITY
                         ACCOUNT E
                          (Registrant)


                         By: Great American Reserve Insurance Company
                             (Depositor)




                         By: /S/ Donald F. Gongaware
                             ----------------------------------------
                             Donald F. Gongaware
                             President and Chief Executive Officer

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the city of Carmel, of the State of Indiana, on the 29 day of April, 1997.


                          GREAT AMERICAN RESERVE INSURANCE COMPANY
                          (Depositor)


                          By:  /S/ Donald F. Gongaware
                               -----------------------------------------------
                               Donald F. Gongaware
                               President and Chief Executive Officer



     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                       DATE
---------                               -----                                       ----

/S/ STEPHEN C. HILBERT*                  Director, Chairman of the Board            April 29, 1997
-------------------------
    Stephen C. Hilbert


/S/ DONALD F. GONGAWARE*                Director, President and Chief               April 29, 1997
-------------------------               Executive Officer
    Donald F. Gongaware                 (Principal Executive Officer)


/S/ ROLLIN M. DICK*                     Director, Executive Vice President          April 29, 1997
-------------------------               (Principal Financial and Accounting
    Rollin M. Dick                      Officer)


/S/ LAWRENCE W. INLOW*                  Director, Executive Vice                    April 29, 1997
-------------------------               President, General Counsel
    Lawrence W. Inlow


/S/ NGAIRE E. CUNEO*                    Director                                    April 28, 1997
-------------------------
    Ngaire E. Cuneo


* /S/ WILLIAM P. LATIMER
-------------------------
      William P. Latimer
      Attorney-in-fact

                                POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Karl W. Kindig and William P. Latimer, jointly and severally, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statement on Form N-4 of Great American Reserve Variable Annuity Account E, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.

SIGNATURE                               TITLE                                       DATE
---------                               -----                                       ----

/S/ STEPHEN C. HILBERT                  Director, Chairman of the Board             April 29, 1997
------------------------------
Stephen C. Hilbert

                                POWER OF ATTORNEY




     KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Karl W. Kindig and William P. Latimer, jointly and severally, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statement on Form N-4 of Great American Reserve Variable Annuity Account E, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.


SIGNATURE                               TITLE                                       DATE
---------                               -----                                       ----

/S/ DONALD F. GONGAWARE                 Director, President and Chief                        April 29, 1997
-------------------------               Executive Officer
Donald F. Gongaware                     (Principal Executive Officer)

                                POWER OF ATTORNEY



     KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Karl W. Kindig and William P. Latimer, jointly and severally, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statement on Form N-4 of Great American Reserve Variable Annuity Account E, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.


SIGNATURE                               TITLE                                       DATE
---------                               -----                                       ----


/S/ ROLLIN M. DICK                      Director, Executive Vice President          April 29, 1997
------------------------------------    (Principal Financial and Accounting Officer)
Rollin M. Dick

                                POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Karl W. Kindig and William P. Latimer, jointly and severally, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statement on Form N-4 of Great American Reserve Variable Annuity Account E, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.



SIGNATURE                               TITLE                       DATE
---------                               -----                       ----


/S/ LAWRENCE W. INLOW                   Director, Executive Vice    April 29, 1997
---------------------------             President, General Counsel
    Lawrence W. Inlow



                                POWER OF ATTORNEY


     KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Karl W. Kindig and William P. Latimer, jointly and severally, as his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her and in his or her name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Registration Statement on Form N-4 of Great American Reserve Variable Annuity Account E, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each said attorney-in-fact or agent or substitute lawfully does or causes to be done by virtue hereof.



SIGNATURE                               TITLE                 DATE
---------                               -----                 ----




/S/ NGAIRE E. CUNEO                    Director              April 29, 1997
--------------------------------
    Ngaire E. Cuneo

Exhibit                                                   Sequentially
Number                    Exhibit                         Numbered Page
------                    -------                         -------------



(9)      Opinion and Consent of Counsel.

(10)     Consent of Independent Accountants.

(13)     Performance Quotations

(14)     Financial Data Schedule